Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Williams Partners L.P.
Entity Central Index Key	0001324518
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false

Consolidated Statement of Comprehensive Income (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Service revenues	$ 2,709	$ 2,517	$ 2,346
Product sales	4,611	5,197	4,113
Total revenues	7,320	7,714	6,459
Costs and expenses:
Product costs	3,526	3,951	3,223
Operating and maintenance expenses	987	948	837
Depreciation and amortization expenses	714	621	578
Selling, general, and administrative expenses	553	406	408
Other (income) expense - net	23	13	(14)
Total costs and expenses	5,803	5,939	5,032
Operating income	1,517	1,775	1,427
Equity earnings (losses)	111	142	109
Interest incurred	(441)	(426)	(393)
Interest capitalized	36	11	29
Interest income	3	2	4
Other income (expense) - net	6	7	12
Net income	1,232	1,511	1,188
Less: Net income attributable to noncontrolling interests	0	0	16
Net income attributable to controlling interests	1,232	1,511	1,172
Allocation of net income for calculation of earnings per common unit:
Net income attributable to controlling interests	1,232	1,511	1,172
Allocation of net income to general partner and Class C units	587	441	604
Allocation of net income to common units	645	1,070	568
Basic net income per common unit	$ 1.89	$ 3.69	$ 2.66
Diluted net income per common unit	$ 1.89	$ 3.69	$ 2.66
Basic weighted average number of common units outstanding (thousands)	341,981	290,255	213,539
Diluted weighted average number of common units outstanding (thousands)	341,981	290,255	213,539
Cash distributions per common unit	$ 3.205	$ 2.96	$ 2.72
Other Comprehensive Income (Loss):
Net unrealized gain (loss) from derivative instruments	30	(17)	(17)
Reclassifications into earnings of net derivative instruments (gain) loss	(30)	18	12
Other comprehensive income (loss)	0	1	(5)
Comprehensive income	1,232	1,512	1,183
Less: Comprehensive income attributable to noncontrolling interests	0	0	16
Comprehensive income attributable to controlling interests	$ 1,232	$ 1,512	$ 1,167

Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 20	$ 163
Trade accounts and notes receivable	562	564
Inventories	173	169
Regulatory assets	39	40
Other current assets	56	72
Total current assets	850	1,008
Investments	1,800	1,383
Property, plant, and equipment - net	14,287	11,822
Goodwill	649	0
Other intangibles	1,702	43
Regulatory assets, deferred charges, and other	421	416
Total assets	19,709	14,672
Accounts payable:
Trade	851	623
Affiliate	117	68
Accrued interest	110	105
Asset retirement obligations	68	66
Other accrued liabilities	203	172
Long-term debt due within one year	0	324
Total current liabilities	1,349	1,358
Long-term debt	8,437	6,913
Asset retirement obligations	508	504
Regulatory liabilities, deferred income, and other	518	464
Contingent liabilities and commitments (Note 15)
Partners' equity
Common units (397,963,199 units outstanding at December 31, 2012 and 290,477,159 units outstanding at December 31, 2011)	10,372	6,810
General partner	(1,487)	(1,375)
Accumulated other comprehensive income (loss)	(2)	(2)
Total partners' equity	8,883	5,433
Noncontrolling interests in consolidated subsidiaries	14	0
Total equity	8,897	5,433
Total liabilities and equity	$ 19,709	$ 14,672

Consolidated Balance Sheet (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Equity:
Limited partners capital account units outstanding	397,963,199	290,477,159

Consolidated Statement of Changes in Equity (USD $) In Millions	Total	Common units	Class C	General Partner	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest
Beginning Balance at Dec. 31, 2009	$ 8,287	$ 1,631	$ 0	$ 6,307	$ 2	$ 347
Net income	1,188	558	156	458	0	16
Other comprehensive income (loss)	(5)	0	0	0	(5)	0
Cash distributions (Note 3)	(660)	(432)	(87)	(141)	0	0
Distributions to The Williams Companies, Inc - net	(4,135)	0	(3,357)	(778)	0	0
Excess of purchase price over contributed basis of business or investment	(244)	0	0	(244)	0	0
Dividends paid to noncontrolling interests	(18)	0	0	0	0	(18)
Issuance of Class C units	0	0	6,946	(6,946)	0	0
Conversion of Class C units to Common	0	3,658	(3,658)	0	0	0
Issuance of units due to Williams Pipeline Partners L.P. merger	0	343	0	0	0	(343)
Sales of common units	806	806	0	0	0	0
Contributions from general partner	29	0	0	29	0	0
Other	0	0	0	2	0	(2)
Ending Balance at Dec. 31, 2010	5,248	6,564	0	(1,313)	(3)	0
Net income	1,511	1,088	0	423	0	0
Other comprehensive income (loss)	1	0	0	0	1	0
Cash distributions (Note 3)	(1,124)	(842)	0	(282)	0	0
Distributions to The Williams Companies, Inc - net	(99)	0	0	(99)	0	0
Excess of purchase price over contributed basis of business or investment	(123)	0	0	(123)	0	0
Contributions from general partner	31	0	0	31	0	0
Other	(12)	0	0	(12)	0	0
Ending Balance at Dec. 31, 2011	5,433	6,810	0	(1,375)	(2)	0
Net income	1,232	672	0	560	0	0
Other comprehensive income (loss)	0
Cash distributions (Note 3)	(1,440)	(1,056)	0	(384)	0	0
Distributions to The Williams Companies, Inc - net	(42)	0	0	(42)	0	0
Excess of purchase price over contributed basis of business or investment	0
Sales of common units	2,559	2,559	0	0	0	0
Issuances of common units related to acquisitions (Note 12)	1,044	1,044	0	0	0	0
Issuances Of Common Units In Common Control Transactions	7	345	0	(338)	0	0
Contributions from general partner	93	0	0	93	0	0
Contributions to Constitution Pipeline Company LLC (Note 1)	14	0	0	0	0	14
Other	(3)	(2)	0	(1)	0	0
Ending Balance at Dec. 31, 2012	$ 8,897	$ 10,372	$ 0	$ (1,487)	$ (2)	$ 14

Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES:
Net income	$ 1,232	$ 1,511	$ 1,188
Adjustments to reconcile to net cash provided by operations:
Depreciation and amortization	714	621	578
Cash provided (used) by changes in current assets and liabilities:
Accounts and notes receivable	19	(92)	(33)
Inventories	7	56	(67)
Other current assets and deferred charges	25	(7)	35
Accounts payable	(89)	138	35
Accrued liabilities	(8)	60	105
Affiliates accounts receivable and payable - net	49	(97)	81
Other, including changes in noncurrent assets and liabilities	69	100	0
Net cash provided by operating activities	2,018	2,290	1,922
FINANCING ACTIVITIES:
Proceeds from long-term debt	2,639	1,596	5,029
Payments of long-term debt	(1,440)	(1,184)	(1,203)
Payment of debt issuance costs	(12)	(16)	(66)
Proceeds from sales of common units	2,559	0	806
General partner contributions	93	31	29
Dividends paid to noncontrolling interests	0	0	(18)
Distributions to limited partners and general partner	(1,440)	(1,124)	(660)
Excess of purchase price over contributed basis of business or investment	0	(123)	(244)
Distributions to The Williams Companies, Inc. - net	(17)	(99)	(251)
Other - net	30	1	(4)
Net cash provided (used) by financing activities	2,412	(918)	3,418
INVESTING ACTIVITIES:
Purchase of businesses and investments from affiliates	(25)	(174)	(3,884)
Property, plant and equipment:
Capital expenditures	(2,112)	(1,005)	(844)
Net proceeds from dispositions	22	5	64
Purchases of businesses	(2,049)	(41)	(150)
Purchases of and contributions to equity method investments	(471)	(197)	(476)
Purchase of ARO trust investments	(34)	(41)	(47)
Proceeds from sale of ARO trust investments	43	56	31
Other - net	53	1	0
Net cash used by investing activities	(4,573)	(1,396)	(5,306)
Increase (decrease) in cash and cash equivalents	(143)	(24)	34
Cash and cash equivalents at beginning of period	163	187	153
Cash and cash equivalents at end of period	$ 20	$ 163	$ 187

Description of Business, Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization, Basis of Presentation, and Description of Business [Abstract]
Organization, Basis of Presentation, and Description of Business

Note 1.  General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies

General

We are a publicly traded Delaware limited partnership. Williams Partners GP LLC, a Delaware limited liability company wholly owned by The Williams Companies, Inc. (Williams), serves as our general partner. As of December 31, 2012, Williams owns an approximate 68 percent limited partner interest, a 2 percent general partner interest and incentive distribution rights (IDRs) in us. All of our activities are conducted through Williams Partners Operating LLC (OLLC), an operating limited liability company (wholly owned by us). Our operations are located in the United States.

Description of Business

Organizational restructuring

Following Williams' spin-off of WPX Energy, Inc. (WPX) at the end of 2011 and in consideration of the growth plans of the ongoing business, Williams initiated an organizational restructuring evaluation to better align resources to support an overall business strategy to provide large-scale energy infrastructure designed to maximize the opportunities created by the vast supply of natural gas, natural gas products, and crude oil that exists in North America. As a result of this review, a new structure was implemented effective January 1, 2013, that generally organizes our businesses into geographically based operating areas. We have changed our segment reporting structure to align with the new operating areas resulting from the organizational restructuring, as this is consistent with the manner in which our Chief Operating Decision Maker evaluates performance and makes resource allocation decisions. Beginning in the first quarter of 2013, our reportable segments are Northeast G&P, Atlantic-Gulf, West, and NGL & Petchem Services. These consolidated financial statements and notes have been recast to reflect the revised segment presentation.

Northeast G&P is comprised of our midstream gathering and processing businesses in the Marcellus and Utica shale regions, as well as a 51 percent equity investment in Laurel Mountain Midstream, LLC (Laurel Mountain) and a 47.5 percent equity investment in Caiman Energy II, LLC.

Atlantic-Gulf is comprised of our interstate natural gas pipeline, Transcontinental Gas Pipe Line Company, LLC (Transco), and significant natural gas gathering and processing and crude production handling and transportation in the Gulf Coast region, as well as a 50 percent equity investment in Gulfstream Natural Gas System, L.L.C. (Gulfstream), a 51 percent consolidated interest in Constitution Pipeline Company, LLC (Constitution), and a 60 percent equity investment in Discovery Producer Services LLC (Discovery).

West is comprised of our gathering, processing and treating operations in New Mexico, Colorado, and Wyoming and our interstate natural gas pipeline, Northwest Pipeline GP (Northwest Pipeline).

NGL & Petchem Services is comprised of our natural gas liquid (NGL) and natural gas marketing business, an NGL fractionator and storage facilities near Conway, Kansas, a 50 percent equity investment in Overland Pass Pipeline LLC (OPPL), and an 83.3 percent undivided interest in an olefins production facility in Geismar, Louisiana, along with a refinery grade propylene splitter and pipelines in the Gulf Coast region.

Basis of Presentation

In February 2010, we closed a transaction (the Dropdown) with Williams and certain of its subsidiaries, pursuant to which Williams contributed to us the ownership interests in a substantial portion of its gas pipeline and midstream businesses to the extent not already owned by us (the Contributed Entities). This contribution was made in exchange for aggregate consideration of $3.5 billion in cash, 203,000,000 of our Class C limited partnership units, which automatically converted into our common limited partnership units in May 2010 and an increase in the capital account of our general partner to allow it to maintain its 2 percent general partner interest.

In November 2010, we acquired a business represented by certain gathering and processing assets in Colorado's Piceance basin from a former subsidiary of Williams (Piceance Acquisition). The Piceance Acquisition was made in exchange for consideration of $702 million in cash, approximately 1,849,138 of our common units, and an increase in the capital account of our general partner to allow it to maintain its 2 percent general partner ownership interest. These gathering and processing assets are reported in our West reporting segment.

In May 2011, we acquired a 24.5 percent equity interest in Gulfstream from a subsidiary of Williams in exchange for aggregate consideration of $297 million of cash, 632,584 of our limited partner units, and an increase in the capital account of our general partner to allow it to maintain its 2 percent general partner interest. In June 2012, we acquired an additional 1 percent interest in Gulfstream from a subsidiary of Williams in exchange for 238,050 of our limited partner units, and an increase in the capital account of our general partner to allow it to maintain its 2 percent general partner interest. These transactions are collectively referred to as the Gulfstream Acquisitions and the investment is reported in our Atlantic-Gulf segment.

In November 2012, we acquired an entity that holds an 83.3 percent undivided interest and operatorship of the olefins-production facility in Geismar, Louisiana and associated assets from Williams for total consideration of 42,778,812 of our limited partner units, $25 million in cash, and an increase in the capital account of our general partner to allow it to maintain its 2 percent general partner interest (Geismar Acquisition). The operations of this business and the related assets and liabilities are reported in our NGL & Petchem Services segment. Prior period amounts and disclosures have been recast for this transaction. The effect of recasting our financial statements to account for this transaction increased net income $185 million, $133 million and $87 million for the years ended 2012, 2011, and 2010, respectively. This acquisition does not impact historical earnings per unit as pre-acquisition earnings were allocated to our general partner.

The entities and assets acquired in the previously discussed transactions were affiliates of Williams at the time of the acquisitions; therefore, each was accounted for as a common control transaction, similar to a pooling of interests, whereby the assets and liabilities of the acquired entities are combined with ours at their historical amounts. The equity interests acquired in the Gulfstream Acquisitions were combined with our investments as of the date of transfer.

Following the Geismar Acquisition, the NGL & Petchem Services segment includes operations related to the manufacture of olefin products. As a result, revenues within the Consolidated Statement of Comprehensive Income are now presented as service revenues and product sales. We also revised the presentation of certain costs and operating expenses to align product costs with the presentation of our product sales. Costs and operating expenses has been separated into product costs, operating and maintenance expenses, and depreciation and amortization expenses. Selling, general and administrative expenses has also been combined with general corporate expenses, and depreciation and amortization expenses previously presented in selling, general and administrative expenses are now presented in depreciation and amortization expenses. All periods presented have been recast, along with corresponding information presented in the Notes to Consolidated Financial Statements, to reflect this change.

Certain prior period amounts reported within total costs and expenses in the Consolidated Statement of Comprehensive Income have been reclassified to conform to the current presentation.  The effect of the correction increased operating and maintenance expenses and decreased selling, general, and administrative expenses, with no net impact on total costs and expenses, operating income or net income. The adjustments were $14 million and $13 million in 2011 and 2010, respectively.

Variable interest entities (VIEs)

We consolidate the activities of VIEs of which we are the primary beneficiary. The primary beneficiary of a VIE is the entity that has both the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and the obligation to absorb losses or right to receive benefits that could be significant to the VIE. As of December 31, 2012, we have the following consolidated VIEs:

  Gulfstar One LLC (Gulfstar) is a consolidated wholly owned subsidiary that, due to certain risk sharing provisions in its customer contracts, is a VIE. We, as construction agent for Gulfstar, will design, construct, and install a proprietary floating-production system, Gulfstar FPSTM, and associated pipelines which will initially provide production handling and gathering services for the Tubular Bells oil and gas discovery in the eastern deepwater Gulf of Mexico. Construction is underway and the project is expected to be in service in 2014. We, in combination with certain advance payments from the producer customers, are currently financing the asset construction. Gulfstar has construction work in process of $532 million and $103 million included in property, plant, and equipment - net as of December 31, 2012 and 2011, respectively, $109 million and $101 million of deferred revenue associated with customer advance payments included in regulatory liabilities, deferred income, and other as of December 31, 2012 and 2011, respectively, and $124 million and $33 million of accounts payable – trade as of December 31, 2012 and 2011, respectively in the Consolidated Balance Sheet. We are committed to the producer customers to construct this system, and we currently estimate the remaining construction cost to be less than $475 million. If the producer customers do not develop the offshore oil and gas fields to be connected to Gulfstar, they will be responsible for the firm price of building the facilities. In January 2013, we agreed to sell a 49 percent ownership interest in our Gulfstar FPS™ project to a third party. The transaction is expected to close in second-quarter 2013, at which time we expect the third party will contribute $225 million to fund its proportionate share of the project costs, following with monthly capital contributions to fund its share of ongoing construction.

  We own a 51 percent interest in Constitution, a subsidiary that, due to shipper fixed payment commitments under its firm transportation contracts, is a VIE. We are the primary beneficiary because we have the power over the decisions that most significantly impact Constitution's economic performance. We, as construction agent for Constitution, will build a pipeline connecting our gathering system in Susquehanna County, Pennsylvania to the Iroquois Gas Transmission and the Tennessee Gas Pipeline systems. We plan to place the project in service in March 2015 and estimate the total cost of the project to be approximately $680 million, which will be funded with capital contributions from us, along with the other equity partners, proportional to ownership interest. As of December 31, 2012, our Consolidated Balance Sheet includes $8 million of cash and cash equivalents, $24 million of Constitution construction work in progress representing costs incurred to date, included in property, plant and equipment - net and $4 million of accounts payable — trade.

We have also identified certain interests in VIEs where we are not the primary beneficiary. These include our investments in Laurel Mountain and Discovery. These entities are considered to be VIEs generally due to contractual provisions that transfer certain risks to customers. As certain significant decisions in the management of these entities require a unanimous vote of all members, we are not the primary beneficiary. Our maximum exposure to loss is limited to the carrying value of our investments. (See Note 5).

Summary of Significant Accounting Policies

Principles of consolidation

The consolidated financial statements include the accounts of Williams Partners L.P., OLLC, and our other majority-owned and controlled subsidiaries and investments. We apply the equity method of accounting for investments in unconsolidated companies in which we and our subsidiaries own 20 percent to 50 percent of the voting interest and exercise significant influence over operating and financial policies of the company, or where our majority ownership does not provide us with control due to the significant participatory rights of other owners.

Common control transactions

Entities and assets acquired from Williams and its affiliates are accounted for as common control transactions whereby the net assets acquired are combined with ours at their historical amounts. If any cash consideration transferred in such a transaction exceeds the carrying value of the net assets acquired, the excess is treated as a capital transaction with our general partner, similar to a dividend. If the carrying value of the net assets acquired exceeds any cash consideration transferred and limited partner units are also issued as consideration, then the limited partner units are recorded at an amount equal to the excess of the carrying value of the net assets acquired over any cash consideration transferred. To the extent that such transactions require prior periods to be recast, historical net equity amounts prior to the transaction date are reflected in the account of the general partner. Cash consideration up to the carrying value of net assets acquired is presented as an investing activity in our Consolidated Statement of Cash Flows. Cash consideration in excess of the carrying value of net assets acquired is presented as a financing activity.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions include:

  Impairment assessments of investments, property, plant, and equipment, goodwill and other identifiable intangible assets;

  Litigation-related contingencies;

  Environmental remediation obligations;

  Asset retirement obligations;

  Acquisition related purchase price allocations.

  These estimates are discussed further throughout these notes.

  Regulatory accounting

  Transco and Northwest Pipeline are regulated by the Federal Energy Regulatory Commission (FERC). Their rates established by the FERC are designed to recover the costs of providing the regulated services, and their competitive environment makes it probable that such rates can be charged and collected. Therefore, our management has determined that it is appropriate to account for and report regulatory assets and liabilities related to these operations consistent with the economic effect of the way in which their rates are established. Accounting for these businesses that are regulated can differ from the accounting requirements for non regulated businesses. The components of our regulatory assets and liabilities relate to the effects of deferred taxes on equity funds used during construction, asset retirement obligations, fuel cost differentials, levelized incremental depreciation, negative salvage, and postretirement benefits.

  Cash and cash equivalents

  Cash and cash equivalents includes amounts primarily invested in funds with high-quality, short-term securities and instruments that are issued or guaranteed by the U.S. government. These have maturity dates of three months or less when acquired.

  Accounts receivable

  Accounts receivable are carried on a gross basis, with no discounting, less an allowance for doubtful accounts. We estimate the allowance for doubtful accounts based on existing economic conditions, the financial condition of our customers, and the amount and age of past due accounts. We consider receivables past due if full payment is not received by the contractual due date. Interest income related to past due accounts receivable is generally recognized at the time full payment is received or collectability is assured. Past due accounts are generally written off against the allowance for doubtful accounts only after all collection attempts have been exhausted.

  Inventory valuation

  All inventories are stated at the lower of cost or market. The cost of inventories is primarily determined using the average-cost method.

  Property, plant, and equipment

  Property, plant, and equipment is recorded at cost. We base the carrying value of these assets on estimates, assumptions, and judgments relative to capitalized costs, useful lives, and salvage values.

  As regulated entities, Northwest Pipeline and Transco provide for depreciation using the straight-line method at FERC-prescribed rates. Depreciation for nonregulated entities is provided primarily on the straight-line method over estimated useful lives, except for certain offshore facilities that apply a declining balance method. (See Note 9.)

  Gains or losses from the ordinary sale or retirement of property, plant and equipment for regulated pipelines are credited or charged to accumulated depreciation; other gains or losses are recorded in other (income) expense — net included in operating income.

  Ordinary maintenance and repair costs are generally expensed as incurred. Costs of major renewals and replacements are capitalized as property, plant and equipment.

  We record an asset and a liability equal to the present value of each expected future asset retirement obligation (ARO) at the time the liability is initially incurred, typically when the asset is acquired or constructed. The ARO asset is depreciated in a manner consistent with the depreciation of the underlying physical asset. As regulated entities, Northwest Pipeline and Transco record the ARO asset depreciation offset to a regulatory asset. We measure changes in the liability due to passage of time by applying an interest method of allocation. This amount is recognized as an increase in the carrying amount of the liability and as a corresponding accretion expense included in operating and maintenance expenses, except for regulated entities, for which the liability is offset by a regulatory asset as management expects to recover amounts in future rates. The regulatory asset is amortized commensurate with the collection of those costs in rates.

  Measurements of AROs include, as a component of future expected costs, an estimate of the price that a third party would demand, and could expect to receive, for bearing the uncertainties inherent in the obligations, sometimes referred to as a market-risk premium.

  Goodwill

  Goodwill represents the excess cost over fair value of the assets of businesses acquired. It is not subject to amortization but is evaluated annually as of October 1 for impairment or more frequently if impairment indicators are present. Our evaluation includes an assessment of events or circumstances to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. If so, we further compare our estimate of the fair value of the reporting unit with its carrying value, including goodwill. If the carrying value of the reporting unit exceeds its fair value, a computation of the implied fair value of the goodwill is compared with its related carrying value. If the carrying value of the reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in the amount of the excess. We have goodwill of $649 million at December 31, 2012 in the Consolidated Balance Sheet attributable to our Northeast G&P segment.

  Other Intangible Assets

  Our identifiable intangible assets are primarily related to gas gathering, processing and fractionation contracts and relationships with customers. We have other intangibles of $1.702 billion and $43 million at December 31, 2012 and 2011, respectively in the Consolidated Balance Sheet primarily attributable to our Northeast G&P segment. Our intangible assets are amortized on a straight-line basis over estimated useful lives. We evaluate these assets for changes in the expected remaining useful lives and would reflect any changes prospectively through amortization over the revised remaining useful life.

  Impairment of property, plant, and equipment, other identifiable intangible assets, and investments

  We evaluate our property, plant, and equipment and other identifiable intangible assets for impairment when events or changes in circumstances indicate, in our management's judgment, that the carrying value of such assets may not be recoverable. When an indicator of impairment has occurred, we compare our management's estimate of undiscounted future cash flows attributable to the assets to the carrying value of the assets to determine whether an impairment has occurred and we may apply a probability-weighted approach to consider the likelihood of different cash flow assumptions and possible outcomes including selling in the near term or holding for the remaining estimated useful life. If an impairment of the carrying value has occurred, we determine the amount of the impairment recognized in the financial statements by estimating the fair value of the assets and recording a loss for the amount that the carrying value exceeds the estimated fair value. This evaluation is performed at the lowest level for which separately identifiable cash flows exist.

  For assets identified to be disposed of in the future and considered held for sale, we compare the carrying value to the estimated fair value less the cost to sell to determine if recognition of an impairment is required. Until the assets are disposed of, the estimated fair value, which includes estimated cash flows from operations until the assumed date of sale, is recalculated when related events or circumstances change.

  We evaluate our investments for impairment when events or changes in circumstances indicate, in our management's judgment, that the carrying value of such investments may have experienced an other-than-temporary decline in value. When evidence of loss in value has occurred, we compare our estimate of fair value of the investment to the carrying value of the investment to determine whether an impairment has occurred. If the estimated fair value is less than the carrying value and we consider the decline in value to be other-than-temporary, the excess of the carrying value over the fair value is recognized in the consolidated financial statements as an impairment charge.

  Judgments and assumptions are inherent in our management's estimate of undiscounted future cash flows and an asset's or investment's fair value. Additionally, judgment is used to determine the probability of sale with respect to assets considered for disposal.

  Contingent liabilities

  We record liabilities for estimated loss contingencies, including environmental matters, when we assess that a loss is probable and the amount of the loss can be reasonably estimated. These liabilities are calculated based upon our assumptions and estimates with respect to the likelihood or amount of loss and upon advice of legal counsel, engineers, or other third parties regarding the probable outcomes of the matters. These calculations are made without consideration of any potential recovery from third-parties. We recognize insurance recoveries or reimbursements from others when realizable. Revisions to these liabilities are generally reflected in income when new or different facts or information become known or circumstances change that affect the previous assumptions or estimates.

  Cash flows from revolving credit facility

  Proceeds and payments related to borrowings under our credit facility are reflected in the financing activities in the Consolidated Statement of Cash Flows on a gross basis.

  Derivative instruments and hedging activities

  We may utilize derivatives to manage a portion of our commodity price risk. These instruments consist primarily of swaps, futures, and forward contracts involving short- and long-term purchases and sales of physical energy commodities. We report the fair value of derivatives, except those for which the normal purchases and normal sales exception has been elected, in other current assets; regulatory assets, deferred charges, and other; other accrued liabilities; or regulatory liabilities, deferred income, and other. We determine the current and noncurrent classification based on the timing of expected future cash flows of individual trades. We report these amounts on a gross basis. Additionally, we report cash collateral receivables and payables with our counterparties on a gross basis.

  The accounting for the changes in fair value of a commodity derivative can be summarized as follows:

         Derivative Treatment                     Accounting Method

  Normal purchases and normal sales exception              Accrual accounting

  Designated in a qualifying hedging relationship              Hedge accounting

  All other derivatives              Mark-to-market accounting

  We may elect the normal purchases and normal sales exception for certain short- and long-term purchases and sales of physical energy commodities. Under accrual accounting, any change in the fair value of these derivatives is not reflected on the balance sheet after the initial election of the exception.

  We may also designate a hedging relationship for certain commodity derivatives. For a derivative to qualify for designation in a hedging relationship, it must meet specific criteria and we must maintain appropriate documentation. We establish hedging relationships pursuant to our risk management policies. We evaluate the hedging relationships at the inception of the hedge and on an ongoing basis to determine whether the hedging relationship is, and is expected to remain, highly effective in achieving offsetting changes in fair value or cash flows attributable to the underlying risk being hedged. We also regularly assess whether the hedged forecasted transaction is probable of occurring. If a derivative ceases to be or is no longer expected to be highly effective, or if we believe the likelihood of occurrence of the hedged forecasted transaction is no longer probable, hedge accounting is discontinued prospectively, and future changes in the fair value of the derivative are recognized currently in product sales or product costs.

  For commodity derivatives designated as a cash flow hedge, the effective portion of the change in fair value of the derivative is reported in accumulated other comprehensive income (loss) (AOCI) and reclassified into earnings in the period in which the hedged item affects earnings. Any ineffective portion of the derivative's change in fair value is recognized currently in product sales or product costs. Gains or losses deferred in AOCI associated with terminated derivatives, derivatives that cease to be highly effective hedges, derivatives for which the forecasted transaction is reasonably possible but no longer probable of occurring, and cash flow hedges that have been otherwise discontinued remain in AOCI until the hedged item affects earnings. If it becomes probable that the forecasted transaction designated as the hedged item in a cash flow hedge will not occur, any gain or loss deferred in AOCI is recognized in product sales or product costs at that time. The change in likelihood of a forecasted transaction is a judgmental decision that includes qualitative assessments made by management.

  For commodity derivatives that are not designated in a hedging relationship, and for which we have not elected the normal purchases and normal sales exception, we report changes in fair value currently in product sales or product costs.

  Certain gains and losses on derivative instruments included in the Consolidated Statement of Comprehensive Income are netted together to a single net gain or loss, while other gains and losses are reported on a gross basis. Gains and losses recorded on a net basis include:

  Unrealized gains and losses on all derivatives that are not designated as hedges and for which we have not elected the normal purchases and normal sales exception;

  The ineffective portion of unrealized gains and losses on derivatives that are designated as cash flow hedges.

Realized gains and losses on derivatives that require physical delivery, as well as natural gas derivatives for NGL processing activities and which are not held for trading purposes nor were entered into as a pre-contemplated buy/sell arrangement, are recorded on a gross basis. In reaching our conclusions on this presentation, we considered whether we act as principal in the transaction; whether we have the risks and rewards of ownership, including credit risk; and whether we have latitude in establishing prices.

Revenues

As a result of the ratemaking process, certain revenues collected by us may be subject to refunds upon the issuance of final orders by the FERC in pending rate proceedings. We record estimates of rate refund liabilities considering our and other third-party regulatory proceedings, advice of counsel and other risks.

Service revenues

Revenues from our gas pipeline businesses include services pursuant to long-term firm transportation and storage agreements. These agreements provide for a reservation charge based on the volume of a contracted capacity and a commodity charge based on the volume of gas delivered, both at rates specified in our FERC tariffs. We recognize revenues for reservation charges ratably over the contract period regardless of the volume of natural gas that is transported or stored. Revenues for commodity charges, from both firm and interruptible transportation services, and storage injection and withdrawal services are recognized when natural gas is delivered at the agreed upon delivery point or when natural gas is injected or withdrawn from the storage facility.

Certain revenues from our midstream operations include those derived from natural gas gathering and processing services and are performed under volumetric-based fee contracts. These revenues are recorded when services have been performed.

Crude oil gathering and transportation revenues and offshore production handling fees of our midstream operations are recognized when the services have been performed. Certain offshore production handling contracts contain fixed payment terms that result in the deferral of revenues until such services have been performed.

Storage revenues from our midstream operations associated with prepaid contracted storage capacity contracts are recognized on a straight-line basis over the life of the contract as services are provided.

Product sales

In the course of providing transportation services to customers of our gas pipeline businesses, we may receive different quantities of gas from shippers than the quantities delivered on behalf of those shippers. The resulting imbalances are primarily settled through the purchase and sale of gas with our customers under terms provided for in our FERC tariffs. Revenue is recognized from the sale of gas upon settlement of the transportation and exchange imbalances.

We market NGLs, crude oil, natural gas, and olefins that we purchase from our producer customers as part of the overall service provided to producers. Revenues from marketing NGLs are recognized when the products have been sold and delivered.

Under our keep-whole and percent-of-liquid processing contracts, we retain the rights to all or a portion of the NGLs extracted from the producers' natural gas stream and recognize revenues when the extracted NGLs are sold and delivered.

We recognize revenue on our olefins business, which produces olefins from purchased feed-stock, when the olefins are sold and delivered.

Interest capitalized

We capitalize interest during construction on major projects with construction periods of at least three months and a total project cost in excess of $1 million. Interest is capitalized on borrowed funds and, where regulation by the FERC exists, on internally generated funds. The latter is included in other income (expense) – net below operating income. The rates used by regulated companies are calculated in accordance with FERC rules. Rates used by nonregulated companies are based on our average interest rate on debt.

Income taxes

We generally are not a taxable entity for federal or state and local income tax purposes. The tax on net income is generally borne by individual partners. Net income for financial statement purposes may differ significantly from taxable income of unitholders as a result of differences between the tax basis and financial reporting basis of assets and liabilities and the taxable income allocation requirements under our partnership agreement. The aggregated difference in the basis of our net assets for financial and tax reporting purposes cannot be readily determined because information regarding each partner's tax attributes in us is not available to us.

Earnings per unit

We use the two-class method to calculate basic and diluted earnings per unit whereby net income, adjusted for items specifically allocated to our general partner, is allocated on a pro-rata basis between unitholders and our general partner. Basic and diluted earnings per unit are based on the average number of common units outstanding. Additionally, subsequent to April 1, 2010 we consider Class C units as common units for purposes of the calculation. Basic and diluted earnings per unit are equivalent as there are no dilutive securities outstanding.

Pension and other postretirement benefits

We do not have employees.  Certain of the costs charged to us by Williams associated with employees who directly support us include costs related to Williams' pension and other postretirement benefit plans.  (See Note 7.)  Although the underlying benefit plans of Williams are single-employer plans, we follow multiemployer plan accounting whereby the amount charged to us, and thus paid by us, is based on our share of net periodic benefit cost.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Business Combination Disclosure [Text Block]

Note 2. Acquisitions

In addition to the entities and assets acquired in the common control transactions described in Note 1, we note the following additional acquisitions.

On February 17, 2012, we completed the acquisition of 100 percent of the ownership interests in certain entities from Delphi Midstream Partners, LLC, in exchange for $325 million in cash, net of cash acquired in the transaction, and 7,531,381 of our common units valued at $441 million (Laser Acquisition). The fair value of the common units issued as part of the consideration paid was determined on the basis of the closing market price of our common units on the acquisition date, adjusted to reflect certain time-based restrictions on resale. The acquired entities primarily own the Laser Gathering System, which is comprised of 33 miles of 16-inch natural gas pipeline and associated gathering facilities in the Marcellus Shale in Susquehanna County, Pennsylvania, as well as 10 miles of gathering lines in southern New York.

On April 27, 2012, we completed the acquisition of 100 percent of the ownership interests in Caiman Eastern Midstream, LLC, from Caiman Energy, LLC in exchange for $1.72 billion in cash, subject to the final purchase price adjustment, and 11,779,296 of our common units valued at $603 million (Caiman Acquisition). The fair value of the common units issued as part of the consideration paid was determined on the basis of the closing market price of our common units on the acquisition date, adjusted to reflect certain time-based restrictions on resale. The acquired entity operates a gathering and processing business in northern West Virginia, southwestern Pennsylvania and eastern Ohio. Acquisition transaction costs of $16 million were incurred by Northeast G&P related to the Caiman Acquisition and are reported in selling, general and administrative expenses in the Consolidated Statement of Comprehensive Income.

These acquisitions were accounted for as business combinations which, among other things, require assets acquired and liabilities assumed to be measured at their acquisition-date fair values. The excess of cost over those fair values was recorded as goodwill and allocated to our Northeast G&P segment (the reporting unit). Goodwill recognized in the acquisitions relates primarily to enhancing our strategic platform for expansion in the area. The amount recorded for goodwill in the Caiman Acquisition is preliminary pending final determination of the purchase price adjustment.

The following table presents the allocation of the acquisition-date fair value of the major classes of the net assets, which are presented in the Northeast G&P segment:

	Laser	Caiman

	(Millions)
Assets held-for-sale	$18	$-
Other current assets	3	16
Property, plant and equipment	158	656
Intangible assets:
Customer contracts	316	1,141
Customer relationships	-	250
Other intangible assets	2	2
Current liabilities	(21)	(94)
Noncurrent liabilities	-	(3)
Identifiable net assets acquired	476	1,968

Goodwill	290	359
	$766	$2,327

Identifiable intangible assets recognized in the Laser and Caiman Acquisitions are primarily related to gas gathering, processing and fractionation contracts and relationships with customers. The basis for determining the value of these intangible assets is estimated future net cash flows to be derived from acquired customer contracts and relationships, which are offset with appropriate charges for the use of contributory assets and discounted using a risk-adjusted discount rate. Those intangible assets are being amortized on a straight-line basis over an initial 30-year period which represents a portion of the term over which the customer contracts and relationships are expected to contribute to our cash flows.

We expense costs incurred to renew or extend the terms of our gas gathering, processing and fractionation contracts with customers. Approximately 70 percent and 36 percent of the expected future revenues from the customer contracts associated with the Laser and Caiman Acquisitions, respectively, are impacted by our ability and intent to renew or renegotiate existing customer contracts. Based on the estimated future revenues during the current contract periods, the weighted-average periods prior to the next renewal or extension of the existing customer contracts associated with the Laser and Caiman Acquisitions are approximately 9 years and 18 years, respectively.

Revenues and earnings related to the Laser and Caiman Acquisitions included within the Consolidated Statement of Comprehensive Income since the respective acquisition dates are not material. Supplemental pro forma revenue and earnings reflecting these acquisitions as if they had occurred as of January 1, 2011, are not materially different from the information presented in our accompanying Consolidated Statement of Comprehensive Income (since the historical operations of these acquisitions were insignificant relative to our historical operations) and are, therefore, not presented.

Amortization of Other Intangible Assets

Amortization expense related to other intangibles was $43 million, $2 million and zero in 2012, 2011, and 2010, respectively. Accumulated amortization related to other intangibles was $45 million and $2 million at December 31, 2012 and 2011, respectively. The estimated amortization expense for each of the next five succeeding fiscal years is approximately $58 million.

Allocation of Net Income and Distributions	12 Months Ended
Dec. 31, 2012
Allocation of Net Income and Distributions [Abstract]
Allocation of Net Income and Distributions

Note 3. Allocation of Net Income and Distributions

The allocation of net income among our general partner, limited partners, and noncontrolling interests, as reflected in the Consolidated Statement of Changes in Equity, for the years ended 2012, 2011, and 2010, is as follows:

	Years Ended December 31,
	2012	2011	2010

	(Millions)
Allocation of net income to general partner:
Net income	$1,232	$1,511	$1,188
Net income applicable to pre-partnership operations
allocated to general partner	(185)	(133)	(310)
Net income applicable to noncontrolling interests	-	-	(16)
Net reimbursable costs charged directly to general partner	1	(2)	(4)
Income subject to 2% allocation of general partner interest	1,048	1,376	858
General partner’s share of net income	2%	2%	2%
General partner’s allocated share of net income before
items directly allocable to general partner interest	21	28	17
Incentive distributions paid to general partner (a)	355	260	127
Net reimbursable costs charged directly to general partner	(1)	2	4
Pre-partnership net income allocated to
general partner interest	185	133	310
Net income allocated to general partner	$560	$423	$458
Net income	$1,232	$1,511	$1,188
Net income allocated to general partner	560	423	458
Net income allocated to Class C limited partners	-	-	156
Net income allocated to noncontrolling interests	-	-	16
Net income allocated to common limited partners	$672	$1,088	$558

_______

  The net income allocated to the general partner's capital account reflects IDRs paid during the current reporting period. In the calculation of basic and diluted net income per limited partner unit, the net income allocated to the general partner includes IDRs pertaining to the current reporting period, but paid in the subsequent period.

The net reimbursable costs charged directly to general partner may include the net of both income and expense items. Under the terms of omnibus agreements, we are reimbursed by our general partner for certain expense items and are required to distribute certain income items to our general partner.

For purposes of calculating the 2010 basic and diluted net income per common unit, the weighted average number of common units outstanding are calculated considering Class C units as common units effective April 1, 2010, and net income allocated to the Class C units prior to that date is based on the distributed earnings paid to the Class C units for first-quarter 2010. For the allocation of 2010 net income for the Consolidated Statement of Changes in Equity, net income was allocated based on the number of days the Class C units were outstanding as Class C units during 2010.

The following table sets forth the partnership cash distributions paid on the dates indicated, related to the preceding quarter (in millions, except for per unit amounts):

				General Partner
					Incentive
	Per Unit	Common	Class C		Distribution	Total Cash
Payment Date	Distribution	Units	Units	2%	Rights	Distribution

2/12/2010	$0.6350	$33	$-	$1	$-	$34
5/14/2010 (a)	$0.6575	$35	$87	$3	$30	$155
8/13/2010	$0.6725	$172	$-	$4	$45	$221
11/12/2010	$0.6875	$192	$-	$5	$53	$250
2/11/2011	$0.7025	$204	$-	$5	$59	$268
5/13/2011	$0.7175	$208	$-	$5	$63	$276
8/12/2011	$0.7325	$213	$-	$6	$67	$286
11/11/2011	$0.7475	$217	$-	$6	$71	$294
2/10/2012	$0.7625	$227	$-	$6	$78	$311
5/11/2012	$0.7775	$268	$-	$8	$86	$362
8/10/2012	$0.7925	$274	$-	$7	$92	$373
11/09/2012	$0.8075	$287	$-	$8	$99	$394
2/08/2013 (b)	$0.8275	$329	$-	$9	$104	$442

_______

(a)       Distributions on the Class C units and the additional general partner units issued in connection with the closing of the February 2010 transaction where we acquired certain contributed entities, as well as the related IDR payments, were prorated to reflect the fact that they were not outstanding during the first full quarter period of 2010.

(b)       On February 8, 2013, we paid a cash distribution of $0.8275 per unit on our outstanding common units to unitholders of record at the close of business on February 1, 2013.

The 2012 and 2013 cash distributions paid to our general partner in the table above have been reduced by a total of $49 million resulting from the temporary waiver of IDRs associated with the Caiman and Geismar Acquisitions.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 4. Related Party Transactions

Reimbursement of Expenses of Our General Partner

The employees of our operated assets are employees of Williams. Williams directly charges us for the payroll and benefit costs associated with operations employees and carries the obligations for many employee-related benefits in its financial statements, including the liabilities related to employee retirement, medical plans and paid time off. Our share of the costs is charged to us through affiliate billings and reflected in operating and maintenance expenses in the Consolidated Statement of Comprehensive Income.

In addition, employees of Williams provide general and administrative services to us, and we are charged for certain administrative expenses incurred by Williams. These charges are either directly identifiable or allocated to our assets. Direct charges are for goods and services provided by Williams at our request. Allocated charges are based on a three-factor formula, which considers revenues; property, plant and equipment; and payroll. Our share of direct and allocated administrative expenses is reflected in selling, general, and administrative expenses in the Consolidated Statement of Comprehensive Income. In management's estimation, the allocation methodologies used are reasonable and result in a reasonable allocation to us of our costs of doing business incurred by Williams.

In 2012, Williams engaged a consulting firm to assist in better aligning resources to support their business strategy following the December 31, 2011, spin-off of its former exploration and production business, WPX. Our share of the allocated reorganization-related costs, included in selling, general, and administrative expenses in the Consolidated Statement of Comprehensive Income, is $25 million for the year ended December 31, 2012.

Transactions with Affiliates and Equity Method Investees

Product costs, in the Consolidated Statement of Comprehensive Income, include charges for the following types of transactions with affiliates and equity method investees:

  Purchases of olefin and NGL products for resale from Williams Energy Canada, Inc., a subsidiary of Williams, at market prices at the time of purchase.

  Purchases of NGLs for resale from Discovery at market prices at the time of purchase.

  Payments to OPPL for transportation of NGLs from certain natural gas processing plants.

  Transactions with WPX

  We consider WPX an affiliate prior to its spin-off from Williams. Revenues, in the Consolidated Statement of Comprehensive Income, for the years ended December 31, 2011 and 2010 include the following types of transactions we have with WPX prior to this separation:

  Revenues from transportation and exchange service and rental of communication facilities with WPX. The rates charged to provide sales and services to affiliates are comparable to those that are charged to similarly-situated nonaffiliated customers.

  Revenues from gathering, treating, and processing services for WPX under several contracts. We believe that the rates charged to provide these services are reasonable as compared to those that are charged to similarly-situated nonaffiliated customers.

  Product costs and operating and maintenance expenses, in the Consolidated Statement of Comprehensive Income, for the years ended December 31, 2011 and 2010 include charges for the following types of transactions we have with WPX prior to this separation:

  Purchases of NGLs for resale from WPX at market prices at the time of purchase.

  Purchases of natural gas for shrink replacement and fuel from WPX at market prices at the time of purchase or contract execution.

  Costs related to a transportation capacity agreement transferred to WPX in a prior year. To the extent that WPX did not utilize this transportation capacity for its needs (primarily transporting third-party gas volumes), we reimbursed WPX for these transportation costs.

Historically, we periodically entered into derivative contracts with WPX to hedge forecasted NGL sales and natural gas purchases. These contracts were priced based on market rates at the time of execution.

Summary of the related party transactions discussed in all sections above.

	Years Ended December 31,
	2012	2011	2010

	(Millions)

Revenues	$-	$310	$265
Product costs	300	802	676
Operating and maintenance expenses
Employee costs	269	236	217
Other	-	305	297
Selling, general, and administrative expenses
Employee direct costs	287	232	213
Employee allocated costs	184	118	130

The accounts payable — affiliate in the Consolidated Balance Sheet represents the payable positions that result from the transactions with affiliates discussed above. Included in the Consolidated Balance sheet are certain obligations of $12 million at December 31, 2011 related to the WPX spin-off. In addition, we have $15 million and $23 million in accounts payable — trade in the Consolidated Balance Sheet with our equity method investees at December 31, 2012 and December 31, 2011, respectively.

Operating Agreements with Equity Method Investees

We have operating agreements with certain equity method investees. These operating agreements typically provide for reimbursement or payment to us for certain direct operational payroll and employee benefit costs, materials, supplies, and other charges and also for management services. Williams supplied a portion of these services, primarily those related to employees since we do not have any employees, to certain equity method investees. The total gross charges to equity method investees for these fees included in the Consolidated Statement of Comprehensive Income are $75 million, $57 million and $38 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Omnibus Agreement

In connection with the Dropdown in February 2010, we entered into an omnibus agreement with Williams. Under this agreement, Williams is obligated to reimburse us for (i) amounts incurred by us or our subsidiaries for repair or abandonment costs for damages to certain facilities caused by Hurricane Ike, up to a maximum of $10 million, (ii) maintenance capital expenditure amounts incurred by us or our subsidiaries for certain U.S. Department of Transportation projects, up to a maximum of $50 million, and (iii) an amount based on the amortization over time of deferred revenue amounts that relate to cash payments received by Williams prior to the closing of the contribution transaction for services to be rendered by us in the future at the Devils Tower floating production platform. In addition, we will be obligated to pay to Williams the proceeds of certain sales of natural gas recovered from the Hester storage field pursuant to the FERC order dated March 7, 2008, approving a settlement agreement. Net amounts received under this agreement for the years ended December 31, 2012, 2011 and 2010 were $15 million, $31 million, and $2 million, respectively.

We have a contribution receivable from our general partner of $4 million and $7 million at December 31, 2012 and December 31, 2011, respectively, for amounts reimbursable to us under omnibus agreements. We net this receivable against partners' equity on the Consolidated Balance Sheet.

Acquisitions and Equity Issuances

Basis of Presentation in Note 1 includes related party transactions for the Geismar Acquisition, Gulfstream Acquisitions, the Dropdown, and the Piceance Acquisition. Prior to such transactions, these operations participated in Williams' cash management program under an unsecured promissory note agreement with Williams for both advances to and from Williams. In connection with the acquisitions, the outstanding advances were distributed to Williams at the close of these transactions. These distributions had no impact on our assets or liabilities. Changes in the advances to Williams are presented as distributions to The Williams Companies, Inc. – net in the Consolidated Statement of Changes in Equity.

Note 12 includes a related party transaction for the sale of limited partner units to Williams to partially fund the Caiman Acquisition.

Board of Directors

Mr. H. Michael Krimbill, a member of our Board of Directors until his term completion in August 2012, has served as the Chief Executive Officer of NGL Energy Partners LP, formerly Silverthorne Energy Partners LP, and as a director of its general partner since 2010. We recorded $61 million and $62 million in product sales in the Consolidated Statement of Comprehensive Income from NGL Energy Partners LP primarily for the sale of propane at market prices and $13 million and $9 million in product costs in the Consolidated Statement of Comprehensive Income for the purchase of propane at market prices for the years ended December 31, 2012 and 2011, respectively. We also recorded $20 million in product sales in the Consolidated Statement of Comprehensive Income from Silverthorne Energy Partners LP primarily for the sale of propane at market prices and $5 million in product costs in the Consolidated Statement of Comprehensive Income from the purchase of propane at market prices for the year ended December 31, 2010.

Investments	12 Months Ended
Dec. 31, 2012
Investments [Abstact]
Investments

Note 5. Investments

Investments accounted for using the equity method include:

	December 31,
	2012	2011
	(Millions)
OPPL - 50%	$454	$433
Gulfstream - 50%	348	355
Laurel Mountain - 51% (1)	444	291
Discovery - 60% (1)	350	182
Other	204	122
	$1,800	$1,383

_______

  We account for these investments under the equity method due to the significant participatory rights of our partners such that we do not control or are otherwise not the primary beneficiary of the investments.

The difference between the carrying value of our equity investments and the underlying equity in the net assets of the investees is $59 million at December 31, 2012, primarily related to impairments we previously recognized. These differences are amortized over the expected remaining life of the investees' underlying assets.

Our equity-method investees' organizational documents generally require distribution of available cash to equity holders on a quarterly basis. We generally fund our portion of significant expansion or development projects of these investees through additional capital contributions. As of December 31, 2012, our proportionate share of amounts remaining to be spent for specific capital projects already in progress for Discovery and Laurel Mountain totaled $189 million and $55 million, respectively.

We acquired a 1 percent and 24.5 percent interest in Gulfstream from a subsidiary of Williams in June 2012 and May 2011, respectively. (See Note 1.) We contributed $169 million to Discovery in 2012 and $174 million, $137 million and $43 million to Laurel Mountain in 2012, 2011, and 2010, respectively. In addition, in September 2010, we purchased an additional 49 percent ownership interest in OPPL for $424 million.

Dividends and distributions, including those presented below, received from companies accounted for by the equity method were $172 million, $169 million, and $133 million in 2012, 2011, and 2010, respectively. These transactions reduced the carrying value of our investments. These dividends and distributions primarily included:

	Years Ended December 31,
	2012	2011	2010
	(Millions)
Gulfstream	$78	$60	$39
Discovery	21	40	44
Aux Sable Liquid Products L.P.	28	35	28
OPPL	28	19	-

Summarized Financial Position and Results of Operations of All Equity Method Investments
		December 31,
		2012	2011
		(Millions)
Current assets		$366	$293
Noncurrent assets		5,225	4,409
Current liabilities		247	235
Noncurrent liabilities		1,301	1,257

	Years Ended December 31,
	2012	2011	2010
	(Millions)
Gross revenue	$1,213	$1,242	$1,050
Operating income	378	535	506
Net income	309	460	402

Asset Sales and Other Accruals	12 Months Ended
Dec. 31, 2012
Asset Sales and Other Accruals [Abstract]
Asset Sales and Other Accruals

Note 6. Asset Sales and Other Accruals

The following table presents significant gains or losses reflected in other (income) expense – net within costs and expenses.

	Years Ended December 31,

	2012	2011	2010

	(Millions)
Atlantic-Gulf
Project feasibility costs	$21	$10	$8
Capitalization of project feasibility costs previously expensed	(19)	(11)	-
Accrual of regulatory liability related to overcollection of certain employee expenses	4	9	10
Gain on sale of certain assets	(6)	-	-
Involuntary conversion gains	-	-	(14)
West
Capitalization of project feasibility costs previously expensed	-	-	(1)
Gain on sale of certain assets	-	-	(12)
Involuntary conversion gains	-	(3)	(4)

The reversals of project feasibility costs from expense to capital are associated with natural gas pipeline expansion projects. These reversals were made upon determining that the related projects were probable of development. These costs are now included in the capital costs of the projects, which we believe are probable of recovery through the project rates.

Additional Item

We detected a leak in an underground cavern at our Eminence Storage Field in Mississippi on December 28, 2010.  We recorded $2 million, $15 million, and $5 million of charges to operating and maintenance expenses at Atlantic-Gulf during 2012, 2011, and 2010, respectively, primarily related to assessment and monitoring costs incurred to ensure the safety of the surrounding area.

Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefits and Share-based Compensation [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

Note 7. Benefit Plans

Certain of the benefit costs charged to us by Williams associated with employees who directly support us are described below. Additionally, allocated corporate expenses from Williams to us also include amounts related to these same employee benefits, which are not included in the amounts presented below.

Pension plans

Williams has noncontributory defined benefit pension plans (Williams Pension Plan, Williams Inactive Employees Pension Plan and The Williams Companies Retirement Restoration Plan) that provide pension benefits for its eligible employees. Pension costs charged to us by Williams for 2012, 2011 and 2010 totaled $41 million, $32 million and $31 million, respectively. At the total Williams plan level, the pension plans had a projected benefit obligation of $1.5 billion and $1.4 billion at December 31, 2012 and 2011, respectively. The plans were underfunded by $478 million and $476 million at December 31, 2012 and 2011, respectively.

Postretirement benefits other than pensions

Williams provides certain retiree health care and life insurance benefits for eligible participants. Generally, employees that were employed by Williams on or before December 31, 1991 or December 31, 1995, if they were employees or retirees of Transco Energy Company and its subsidiaries are eligible for subsidized retiree medical benefits. The cost charged to us for the plans anticipates future cost-sharing that is consistent with Williams' expressed intent to increase the retiree contribution level, generally in line with health care cost increases. We recognized a net periodic postretirement benefit cost charged to us by Williams of $4 million in 2012, and a net periodic postretirement benefit credited to us by Williams of $2 million and $4 million for 2011 and 2010, respectively. At the total Williams plan level, the postretirement benefit plans had an accumulated postretirement benefit obligation of $331 million and $339 million at December 31, 2012 and 2011, respectively. The plans were underfunded by $156 million and $180 million at December 31, 2012 and 2011, respectively.

Any differences between the annual expense and amounts currently being recovered in rates by our FERC-regulated gas pipelines are recorded as an adjustment to revenues and collected or refunded through future rate adjustments. A regulatory asset can be recorded only to the extent it is currently funded.

Defined contribution plan

Williams charged us compensation expense of $18 million, $16 million and $15 million in 2012, 2011 and 2010, respectively, for Williams' matching contributions to this plan.

Employee Stock-Based Compensation Plan information

The Williams Companies, Inc. 2007 Incentive Plan (Plan) provides for Williams common-stock-based awards to both employees and nonmanagement directors. The Plan permits the granting of various types of awards including, but not limited to, stock options and deferred stock. Awards may be granted for no consideration other than prior and future services or based on certain financial performance targets being achieved.

Williams bills us directly for compensation expense related to stock-based compensation awards based on the fair value of the awards.

Total stock-based compensation expense, included in SG&A, for the years ended December 31, 2012, 2011 and 2010 was $12 million, $10 million and $12 million, respectively.

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories	Note 8. Inventories
	December 31,	December 31,
	2012	2011
	(Millions)
Natural gas liquids, olefins, and natural gas in underground storage	$96	$99
Materials, supplies, and other	77	70
	$173	$169

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Note 9. Property, Plant and Equipment

	Estimated	Depreciation
	Useful Life (a)	Rates (a)	December 31,
	(Years)	(%)	2012	2011

			(Millions)

Nonregulated:
Natural gas gathering and processing facilities	5 - 40		$7,000	$6,024
Construction in progress	(b)		1,599	353
Other	3 - 45		745	500
Regulated:
Natural gas transmission facilities		1.01 - 6.82	9,963	9,593
Construction in progress		(b)	337	199
Other		.18 - 33.33	1,418	1,391
Total property, plant, and equipment, at cost			$21,062	$18,060
Accumulated depreciation and amortization			(6,775)	(6,238)
Property, plant, and equipment - net			$14,287	$11,822

_______

(a)       Estimated useful life and depreciation rates are presented as of December 31, 2012. Depreciation rates for regulated assets are prescribed by the FERC.

(b)       Construction in progress balances not yet subject to depreciation.

Depreciation and amortization expense for property, plant and equipment – net was $670 million, $618 million and $577 million in 2012, 2011 and 2010, respectively.

Regulated property, plant and equipment – net includes approximately $825 million and $865 million at December 31, 2012 and 2011, respectively, related to amounts in excess of the original cost of the regulated facilities within our gas pipeline businesses as a result of our prior acquisitions. This amount is being amortized over 40 years using the straight-line amortization method. Current FERC policy does not permit recovery through rates for amounts in excess of original cost of construction.

Asset Retirement Obligations

Our accrued obligations relate to underground storage caverns, offshore platforms, fractionation and compression facilities, gas gathering well connections and pipelines, and gas transmission facilities. At the end of the useful life of each respective asset, we are legally obligated to plug storage caverns and remove any related surface equipment, to restore land and remove surface equipment at gas processing, fractionation and compression facilities, to dismantle offshore platforms, to cap certain gathering pipelines at the wellhead connection and remove any related surface equipment, and to remove certain components of gas transmission facilities from the ground.

The following table presents the significant changes to our asset retirement obligations:

	December 31,
	2012	2011

	(Millions)
Beginning balance	$570	$496
Liabilities incurred	8	4
Liabilities settled	(44)	(46)
Accretion expense	43	39
Revisions(1)	(1)	77
Ending balance	$576	$570

_______

(1)       The 2012 revision primarily reflects a decrease in removal cost estimates, which is among several factors considered in the annual review process, including inflation rates, current estimates for removal cost, discount rates, and the estimated remaining life of the assets. The revision in 2011 is primarily due to increases in the inflation rate and estimated removal costs. The 2012 and 2011 revisions also include increases of $13 million and $39 million, respectively, related to changes in the timing and method of abandonment on certain of Transco's natural gas storage caverns that were associated with a leak in 2010.

Pursuant to its 2008 rate case settlement, Transco deposits a portion of its collected rates into an external trust (ARO Trust) that is specifically designated to fund future AROs. Transco was also required to make annual deposits into the trust through 2012. (See Note 13.)

Regulatory Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Regulatory Assets and Liabilities Disclosure [Abstract]
Regulatory Assets and Liabilities

Note 10. Regulatory Assets and Liabilities

The regulatory assets and regulatory liabilities included in the Consolidated Balance Sheet at December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011

	(Millions)
Regulatory assets:
Grossed-up deferred taxes on equity funds used during construction	$100	$103
Asset retirement obligations	135	122
Fuel cost	30	26
Levelized incremental depreciation	34	33
Other	16	24
	$315	$308
Regulatory liabilities:
Negative salvage	$204	$158
Postretirement benefits other than pension	42	39
Other	19	9
	$265	$206

Regulatory assets are included in regulatory assets and regulatory assets, deferred charges and other. Regulatory liabilities are included in other accrued liabilities and regulatory liabilities, deferred income and other. Our regulatory asset and liability balances are recoverable or reimbursable over various periods.

Grossed-up deferred taxes on equity funds used during construction: Regulatory asset balance established to offset the deferred tax for the equity component of the allowance for funds used during the construction of long-lived assets. All amounts were generated during the periods the gas pipelines were taxable entities. Taxes on capitalized funds used during construction and the offsetting deferred income taxes are included in the rate base and are recovered over the depreciable lives of the long lived asset to which they relate.

Asset retirement obligations: Regulatory balance established to offset depreciation of the ARO asset and changes in the ARO liability due to passage of time. The regulatory asset is being recovered through our rates, and is being amortized to expense consistent with the amounts collected in rates.

Fuel cost: This amount represents the difference between the gas retained from our customers and the gas consumed in operations. These amounts are not included in the rate base but are expected to be recovered/refunded in subsequent annual fuel filing periods.

Levelized incremental depreciation: Levelized depreciation allows contract revenue streams to remain constant over the primary contract terms by recognizing lower than book depreciation in the early years and higher than book depreciation in later years. The depreciation component of the levelized incremental rates will equal the accumulated book depreciation by the end of the primary contract terms. The difference between levelized depreciation and straight-line book depreciation is recorded in a FERC approved regulatory asset or liability and is extinguished over the levelization period.

Negative salvage: Transco's rates include a component designed to recover certain future retirement costs for which we are not required to record an asset retirement obligation. We record a regulatory liability representing the cumulative residual amount of recoveries through rates, and proceeds from the disposition of assets, net of expenditures associated with these retirement costs.

Postretirement benefits other than pension: We seek to recover the actuarially determined cost of postretirement benefits through rates that are set through periodic general rate filings. Any differences between the annual actuarially determined costs and amounts currently being recovered in rates are recorded as regulatory assets or liabilities and collected or refunded through future rate adjustments. These amounts are not included in the rate base.

Debt and Banking Arrangements	12 Months Ended
Dec. 31, 2012
Debt and Banking Arrangements [Abstract]
Debt and Banking Arrangements

Note 11. Debt, Banking Arrangements, and Leases

Long- Term Debt

	December 31,
	2012	2011

	(Millions)
Unsecured:
Transco:
8.875% Notes due 2012	$-	$325
6.4% Notes due 2016	200	200
6.05% Notes due 2018	250	250
7.08% Debentures due 2026	8	8
7.25% Debentures due 2026	200	200
5.4% Notes due 2041	375	375
4.45% Notes due 2042	400	-
Northwest Pipeline:
7% Notes due 2016	175	175
5.95% Notes due 2017	185	185
6.05% Notes due 2018	250	250
7.125% Debentures due 2025	85	85
Williams Partners L.P.:
3.8% Notes due 2015	750	750
7.25% Notes due 2017	600	600
5.25% Notes due 2020	1,500	1,500
4.125% Notes due 2020	600	600
4% Notes due 2021	500	500
3.35% Notes due 2022	750	-
6.3% Notes due 2040	1,250	1,250
Revolving credit loans	375	-
Unamortized debt discount	(16)	(16)
Total long-term debt, including current portion	8,437	7,237
Long-term debt due within one year	-	(324)
Long-term debt	$8,437	$6,913

The terms of our senior unsecured notes are governed by indentures that contain covenants that, among other things, limit: (1) our ability and the ability of our subsidiaries to create liens securing indebtedness and (2) mergers, consolidations, and sales of assets. The indentures also contain customary events of default, upon which the trustee or the holders of the senior unsecured notes may declare all outstanding senior unsecured notes to be due and payable immediately.

Credit Facility

In September 2012, we amended our existing $2 billion senior unsecured revolving credit facility to increase the aggregate commitments by $400 million. The maturity date of the amended credit facility is June 3, 2016. This credit facility was also amended to provide that we may request an additional $400 million increase in commitments to be available under certain conditions in the future. This credit facility includes Transco and Northwest Pipeline as co-borrowers and is only available to named borrowers. The full amount of the credit facility is available to us to the extent not otherwise utilized by Transco and Northwest Pipeline. Transco and Northwest Pipeline each have access to borrow up to $400 million under the credit facility to the extent not otherwise utilized by the other co-borrowers. Significant financial covenants include:

•       Our ratio of debt to EBITDA (each as defined in the credit facility) must be no greater than 5 to 1. For the fiscal quarter and the two following fiscal quarters in which one or more acquisitions for a total aggregate purchase price equal to or greater than $50 million has been executed, we are required to maintain a ratio of debt to EBITDA of no greater than 5.5 to 1;

•       The ratio of debt to capitalization (defined as net worth plus debt) must be no greater than 65 percent for each of Transco and Northwest Pipeline.

At December 31, 2012, we are in compliance with these financial covenants.

Each time funds are borrowed, a borrower may choose from two methods of calculating interest: a fluctuating base rate equal to Citibank N.A.'s alternate base rate plus an applicable margin or a periodic fixed rate equal to LIBOR plus an applicable margin. We are required to pay a commitment fee (currently 0.20 percent) based on the unused portion of the credit facility. The applicable margin and the commitment fee are determined for each borrower by reference to a pricing schedule based on such borrower's senior unsecured long-term debt ratings. The credit facility contains various covenants that may limit, among other things, a borrower's and its material subsidiaries' ability to grant certain liens supporting indebtedness, a borrower's ability to merge or consolidate, sell all or substantially all of its assets, enter into certain affiliate transactions, make certain distributions during an event of default, make investments, and allow any material change in the nature of its business.

The credit facility includes customary events of default. If an event of default with respect to a borrower occurs under the credit facility, the lenders will be able to terminate the commitments for all borrowers and accelerate the maturity of any loans of the defaulting borrower under the credit facility agreement and exercise other rights and remedies.

Letter of credit capacity under our credit facility is $1.3 billion. At December 31, 2012, no letters of credit have been issued and $375 million of loans are outstanding under the credit facility.

Issuances and Retirements

In August 2012, we completed a public offering of $750 million of 3.35 percent senior unsecured notes due 2022. We used the net proceeds to repay outstanding borrowings on our senior unsecured revolving credit facility and for general partnership purposes.

In July 2012, Transco issued $400 million of 4.45 percent senior unsecured notes due 2042 to investors in a private debt placement. A portion of these proceeds was used to repay Transco's $325 million 8.875 percent senior unsecured notes that matured on July 15, 2012. An offer to exchange these unregistered notes for substantially identical new notes that are registered under the Securities Act of 1933, as amended, was commenced in November 2012 and completed in December 2012.

In August 2011, Transco issued $375 million of 5.4 percent senior unsecured notes due 2041 to investors in a private debt placement.  An offer to exchange these unregistered notes for substantially identical new notes that are registered under the Securities Act of 1933, as amended, was commenced in February 2012 and completed in March 2012.

Other Debt Disclosures

As of December 31, 2012, aggregate minimum maturities of long-term debt (excluding unamortized discount) for each of the next five years are as follows:

(Millions)

2013	$-
2014	$-
2015	$750
2016	$750
2017	$785

Cash payments for interest were $417 million in 2012, $398 million in 2011, and $310 million in 2010.

Leases-Lessee

The future minimum annual rentals under non-cancelable operating leases as of December 31, 2012, are payable as follows:

(Millions)
2013	$39
2014	34
2015	32
2016	28
2017	25
Thereafter	136
Total	$294

Under our right-of-way agreement with the Jicarilla Apache Nation, we make annual payments of approximately $8 million and an additional annual payment which varies depending on the prior year's per-unit NGL margins and the volume of gas gathered by our midstream gathering facilities subject to the agreement. Depending primarily on the per-unit NGL margins for any given year, the additional annual payments could exceed the fixed amount. This agreement expires March 31, 2029.

Total rent expense was $45 million in 2012, $37 million in 2011, and $34 million in 2010.

Partners' Capital	12 Months Ended
Dec. 31, 2012
Partners' Capital [Abstract]
Unit Transactions Disclosure [Text Block]

Note 12. Partners' Capital

At December 31, 2012 and 2011, the public held 30 percent and 25 percent, respectively, of our total units outstanding, and affiliates of Williams held the remaining units. Transactions which occurred during 2011 and 2012 are summarized below.

In May 2011, we acquired a 24.5 percent interest in Gulfstream from a subsidiary of Williams. In connection with this transaction, we issued 632,584 of our common units.

On January 30, 2012, we issued 7,000,000 common units representing limited partner interests in us at a price of $62.81 per unit. The net proceeds were used to fund capital expenditures and for other partnership purposes.

On February 17, 2012, we closed the Laser Acquisition. In connection with this transaction, we issued 7,531,381 of our common units. (See Note 2.)

On February 28, 2012, we sold an additional 1,050,000 common units, at a price of $62.81 per unit, to the underwriters upon the underwriters' exercise of their option to purchase additional common units pursuant to our common unit offering in January 2012. The net proceeds were used for general partnership purposes.

On April 10, 2012, we issued 10,000,000 common units representing limited partner interests at a price of $54.56 per unit. On April 26, 2012, we sold an additional 973,368 common units at a price of $54.56 per unit to the underwriters upon the underwriters' exercise of their option to purchase additional common units. The net proceeds were used for general partnership purposes, including the funding of a portion of the cash purchase price of the Caiman Acquisition. (See Note 2.) We also used $1 billion in proceeds from the April 27, 2012, sale of 16,360,133 common units to Williams to partially fund the Caiman Acquisition.

On April 27, 2012, we closed the Caiman Acquisition. In connection with this transaction, we issued 11,779,296 of our common units. (See Note 2.)

On June 14, 2012, we acquired a 1 percent interest in Gulfstream from a subsidiary of Williams. In connection with this transaction, we issued 238,050 of our common units. (See Note 1.)

On August 13, 2012, we completed an equity issuance of 8,500,000 common units representing limited partner interests at a price of $51.43 per unit. On August 20, 2012, we sold an additional 1,275,000 common units at a price of $51.43 per unit to the underwriters upon the underwriters' exercise of their option to purchase additional common units. The net proceeds were used to repay amounts outstanding under our revolving credit facility and for general partnership purposes.

On November 5, 2012, we closed the Geismar Acquisition with Williams. In connection with this transaction, we issued 42,778,812 of our common units. (See Note 1.)

Limited Partners' Rights

Significant rights of the limited partners include the following:

•       Right to receive distributions of available cash within 45 days after the end of each quarter.

•       No limited partner shall have any management control over our business and affairs; the general partner shall conduct, direct and manage our activities.

•       The general partner may be removed if such removal is approved by the unitholders holding at least 66 2/3 percent of the outstanding units voting as a single class, including units held by our general partner and its affiliates.

Incentive Distribution Rights

Our general partner is entitled to incentive distributions if the amount we distribute to unitholders with respect to any quarter exceeds specified target levels shown below:

		General
Quarterly Distribution Target Amount (per unit)	Unitholders	Partner

Minimum quarterly distribution of $0.35	98%	2%
Up to $0.4025	98	2
Above $0.4025 up to $0.4375	85	15
Above $0.4375 up to $0.5250	75	25
Above $0.5250	50	50

Williams has agreed to temporarily waive its IDRs related to the common units it received and for those issued to the seller of Caiman Eastern Midstream, LLC, in connection with our acquisition of that entity, through 2013. In connection with the Geismar Acquisition, Williams also agreed to waive $16 million per quarter of IDRs until the later of December 31, 2013 or 30 days after the Geismar plant expansion is operational.

In the event of liquidation, all property and cash in excess of that required to discharge all liabilities will be distributed to the unitholders and our general partner in proportion to their capital account balances, as adjusted to reflect any gain or loss upon the sale or other disposition of our assets in liquidation.

Issuances of Additional Partnership Securities

Our partnership agreement allows us to issue additional partnership securities for any partnership purpose at any time and from time to time for consideration and on terms and conditions as our general partner determines, all without the approval of any limited partners.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 13. Fair Value Measurements

The following table presents, by level within the fair value hierarchy, certain of our financial assets and liabilities. The carrying values of cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the short-term nature of these instruments. Therefore, these assets and liabilities are not presented in the following table.

			Fair Value Measurements Using
			Quoted
			Prices In
			Active	Significant
			Markets for	Other	Significant
			Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
	Amount	Value	(Level 1)	(Level 2)	(Level 3)

	(Millions)
Assets (liabilities) at December 31, 2012:
Measured on a recurring basis:
ARO Trust investments	$18	$18	$18	$-	$-
Energy derivatives assets not designated as
hedging instruments	5	5	-	-	5
Energy derivatives liabilities not designated as
hedging instruments	(1)	(1)	-	-	(1)

Additional disclosures:
Notes receivable and other	11	10	2	8	-
Long-term debt	(8,437)	(9,624)	-	(9,624)	-

Assets (liabilities) at December 31, 2011:
Measured on a recurring basis:
ARO Trust investments	$25	$25	$25	$-	$-
Energy derivatives assets not designated as
hedging instruments	1	1	1	-	-

Additional disclosures:
Notes receivable and other	10	10	N/A	N/A	N/A
Long-term debt, including current portion	(7,237)	(8,170)	N/A	N/A	N/A

Fair Value Methods

We use the following methods and assumptions in estimating the fair value of our financial instruments:

Assets and liabilities measured at fair value on a recurring basis

ARO Trust investments: Transco deposits a portion of its collected rates, pursuant to its 2008 rate case settlement, into an external trust (ARO Trust) that is specifically designated to fund future asset retirement obligations. The ARO Trust invests in a portfolio of actively traded mutual funds that are measured at fair value on a recurring basis based on quoted net asset values, is classified as available-for-sale, and is reported in regulatory assets, deferred charges, and other in the Consolidated Balance Sheet. Both realized and unrealized gains and losses are ultimately recorded as regulatory assets or liabilities.

Energy derivatives: Energy derivatives include commodity based exchange-traded contracts and over-the-counter (OTC) contracts, which consist of physical forwards, futures, and swaps that are measured at fair value on a recurring basis.  The fair value amounts are presented on a gross basis and do not reflect the netting of asset and liability positions permitted under the terms of our master netting arrangements. Further, the amounts do not include cash held on deposit in margin accounts that we have received or remitted to collateralize certain derivative positions. Energy derivatives assets are reported in other current assets and regulatory assets, deferred charges, and other in the Consolidated Balance Sheet. Energy derivatives liabilities are reported in regulatory liabilities, deferred income, and other in the Consolidated Balance Sheet.

Reclassifications of fair value between Level 1, Level 2, and Level 3 of the fair value hierarchy, if applicable, are made at the end of each quarter. No transfers between Level 1 and Level 2 occurred during the years ended December 31, 2012 or 2011.

Additional fair value disclosures

Notes receivable and other: The disclosed fair value of our notes receivable is determined by an income approach which considers the underlying contract amounts and our assessment of our ability to recover these amounts. The current portion is reported in trade accounts and notes receivable, and the noncurrent portion is reported in regulatory assets, deferred charges, and other in the Consolidated Balance Sheet.

Long-term debt: The disclosed fair value of our long-term debt is determined by a market approach using broker quoted indicative period-end bond prices. The quoted prices are based on observable transactions in less active markets for our debt or similar instruments.

Guarantees

We are required by our revolving credit agreement to indemnify lenders for certain taxes required to be withheld from payments due to the lenders and for certain tax payments made by the lenders. The maximum potential amount of future payments under these indemnifications is based on the related borrowings and such future payments cannot currently be determined. These indemnifications generally continue indefinitely unless limited by the underlying tax regulations and have no carrying value. We have never been called upon to perform under these indemnifications and have no current expectation of a future claim.

Derivative Instruments And Concentration of Credit Risk	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Concentration of Credit Risk [Abstract]
Derivative Instruments and Concentration of Credit Risk [Text Block]

Note 14. Derivative Instruments and Concentration of Credit Risk

Energy Commodity Derivatives

Risk management activities

We are exposed to market risk from changes in energy commodity prices within our operations. We utilize derivatives to manage our exposure to the variability in expected future cash flows from forecasted purchases and/or sales of natural gas, NGLs and olefins attributable to commodity price risk. The energy commodity derivatives in our current portfolio have not been designated as cash flow hedges or do not qualify for hedge accounting despite hedging our future cash flows on an economic basis.

We produce and sell NGLs and olefins at different locations throughout the United States. We also buy natural gas to satisfy the required fuel and shrink needed to generate NGLs. In addition, we buy NGLs as feedstock to generate olefins. To reduce exposure to a decrease in revenues from fluctuations in NGL and olefin market prices or increases in costs and operating expenses from fluctuations in natural gas and NGL market prices, we may enter into NGL, olefin or natural gas swap agreements, futures contracts, financial or physical forward contracts, and financial option contracts to mitigate the price risk on forecasted sales of NGLs and olefins and purchases of natural gas and NGLs. Those designated as cash flow hedges are expected to be highly effective in offsetting cash flows attributable to the hedged risk during the term of the hedge. However, ineffectiveness may be recognized primarily as a result of locational differences between the hedging derivative and the hedged item.

Volumes

Our energy commodity derivatives are comprised of both contracts to purchase commodities (long positions) and contracts to sell commodities (short positions). Derivative transactions are categorized into two types:

  Central hub risk: Financial derivative exposures to Mont Belvieu for NGLs;

  Basis risk: Financial and physical derivative exposures to the difference in value between the central hub and another specific delivery point.

The following table depicts the notional quantities of the net long (short) positions in our commodity derivatives portfolio as of December 31, 2012. NGLs are presented in barrels.

	Unit of	Central Hub
Derivative Notional Volumes	Measure	Risk	Basis Risk

Not Designated as Hedging Instruments
NGL & Petchem Services	Barrels	(185,000)	(38,256,000)

Gains (losses)

The following table presents gains and losses for our energy commodity derivatives designated as cash flow hedges, as recognized in AOCI, product sales, or product costs.

	Years ended December 31,

	2012	2011	Classification

	(Millions)
Net gain (loss) recognized in other comprehensive
income (loss) (effective portion)	$30	$(18)	AOCI

Net gain (loss) reclassified from accumulated other
comprehensive income (loss) into income			Product Sales or
(effective portion)	$30	$(18)	Product Costs

Concentration of Credit Risk

Cash equivalents

Our cash equivalents are primarily invested in funds with high-quality, short-term securities and instruments that are issued or guaranteed by the U.S. government.

Accounts and notes receivable

The following table summarizes concentration of receivables, net of allowances, by product or service at December 31, 2012 and 2011:

	December 31,
	2012	2011

	(Millions)
Receivables by product or service:
Sale of NGLs and related products and services	$393	$404
Transportation of natural gas and related products	169	160
Total	$562	$564

Customers include producers, distribution companies, industrial users, gas marketers and pipelines primarily located in the central, eastern and northwestern United States, Rocky Mountains and the Gulf Coast. As a general policy, collateral is not required for receivables, but customers' financial condition and credit worthiness are evaluated regularly.

Revenues

In 2012, 2011 and 2010, we had one customer in our NGL & Petchem Services segment that accounted for 14 percent, 17 percent, and 15 percent of our consolidated revenues, respectively.

Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Contingent Liabilities [Abstract]
Contingent Liabilities

Note 15. Contingent Liabilities and Commitments

Environmental Matters

We are a participant in certain environmental activities in various stages including assessment studies, cleanup operations and remedial processes at certain sites, some of which we currently do not own. We are monitoring these sites in a coordinated effort with other potentially responsible parties, the U.S. Environmental Protection Agency (EPA), and other governmental authorities. We are jointly and severally liable along with unrelated third parties in some of these activities and solely responsible in others. Certain of our subsidiaries have been identified as potentially responsible parties at various Superfund and state waste sites. In addition, these subsidiaries have incurred, or are alleged to have incurred, various other hazardous materials removal or remediation obligations under environmental laws. As of December 31, 2012, we have accrued liabilities totaling $17 million for these matters, as discussed below. Our accrual reflects the most likely costs of cleanup, which are generally based on completed assessment studies, preliminary results of studies or our experience with other similar cleanup operations. Certain assessment studies are still in process for which the ultimate outcome may yield significantly different estimates of most likely costs. Any incremental amount in excess of amounts currently accrued cannot be reasonably estimated at this time due to uncertainty about the actual number of contaminated sites ultimately identified, the actual amount and extent of contamination discovered and the final cleanup standards mandated by the EPA and other governmental authorities.

The EPA and various state regulatory agencies routinely promulgate and propose new rules, and issue updated guidance to existing rules.  Most recent rules and rulemakings include, but are not limited to, rules for reciprocating internal combustion engine maximum achievable control technology, new air quality standards for ground level ozone, and one hour nitrogen dioxide emission limits.  We are unable to estimate the costs of asset additions or modifications necessary to comply with these new regulations due to uncertainty created by the various legal challenges to these regulations and the need for further specific regulatory guidance.

Our interstate gas pipelines are involved in remediation activities related to certain facilities and locations for polychlorinated biphenyl, mercury, and other hazardous substances.  These activities have involved the EPA and various state environmental authorities resulting in our identification as a potentially responsible party at various Superfund waste sites.  At December 31, 2012, we have accrued liabilities of $10 million for these costs.  We expect that these costs will be recoverable through rates.

We also accrue environmental remediation costs for natural gas underground storage facilities, primarily related to soil and groundwater contamination. At December 31, 2012, we have accrued liabilities totaling $7 million for these costs.

Rate Matters

On August 31, 2006, Transco submitted to the FERC a general rate filing (Docket No. RP06-569) principally designed to recover increased costs. The rates became effective March 1, 2007, subject to refund and the outcome of a hearing. All issues in this proceeding except one have been resolved by settlement.

The one issue reserved for litigation or further settlement relates to Transco's proposal to change the design of the rates for service under one of its storage rate schedules, which was implemented subject to refund on March 1, 2007. A hearing on that issue was held before a FERC Administrative Law Judge (ALJ) in July 2008. In November 2008, the ALJ issued an initial decision in which he determined that Transco's proposed incremental rate design is unjust and unreasonable. On January 21, 2010, the FERC reversed the ALJ's initial decision, and approved our proposed incremental rate design. Certain parties have sought rehearing of the FERC's order and, on April 2, 2012, the FERC denied the rehearing request. On June 1, 2012, one party filed an appeal in the U.S. Court of Appeals for the D.C. Circuit challenging the FERC's orders approving our rate design proposal.

Other

In addition to the foregoing, various other proceedings are pending against us which are incidental to our operations.

Summary

We estimate that for all matters for which we are able to reasonably estimate a range of loss, including those noted above and others that are not individually significant, our aggregate reasonably possible losses beyond amounts accrued for all of our contingent liabilities are immaterial to our expected future annual results of operations, liquidity, and financial position. These calculations have been made without consideration of any potential recovery from third parties. We disclose all significant matters for which we are unable to reasonably estimate a range of possible loss.

Commitments

Commitments for construction and acquisition of property, plant, and equipment are approximately $1.2 billion at December 31, 2012.

Segment Disclosures	12 Months Ended
Dec. 31, 2012
Segment Disclosures [Abstract]
Segment Disclosures

Note 16. Segment Disclosures

Our reportable segments are Northeast G&P, Atlantic-Gulf, West, and NGL & Petchem Services. (See Note 1.)

Performance Measurement

We currently evaluate segment operating performance based on segment profit (loss) from operations, which includes segment revenues from external and internal customers, segment costs and expenses, and equity earnings (losses). General corporate expenses represent selling, general, and administrative expenses that are not allocated to our segments. The accounting policies of the segments are the same as those described in Note 1. Intersegment revenues primarily represent the sale of NGLs from our natural gas processing plants to our marketing business and are generally accounted for at current market prices as if the sales were to unaffiliated third parties.

The following table reflects the reconciliation of segment revenues and segment profit (loss) to revenues and operating income as reported in the Consolidated Statement of Comprehensive Income. It also presents other financial information related to long-lived assets.

				NGL &
	Northeast			Petchem
	G&P	Atlantic-Gulf	West	Services	Eliminations	Total

	(Millions)
2012
Segment revenues:
Service revenues
External	$168	$1,371	$1,067	$103	$-	$2,709
Internal	-	12	5	-	(17)	-
Total service revenues	168	1,383	1,072	103	(17)	2,709
Product sales
External	2	709	40	3,860	-	4,611
Internal	-	363	1,089	258	(1,710)	-
Total product sales	2	1,072	1,129	4,118	(1,710)	4,611
Total revenues	$170	$2,455	$2,201	$4,221	$(1,727)	$7,320
Segment profit (loss)	$(37)	$574	$980	$295	$-	$1,812
Less equity earnings (losses)	(23)	92	-	42	-	111
Segment operating income (loss)	$(14)	$482	$980	$253	$-	1,701
General corporate expenses						(184)
Operating income						$1,517
Other financial information:
Depreciation and amortization	$76	$381	$234	$23	-	$714

2011
Segment revenues:
Service revenues
External	$49	$1,332	$1,053	$83	$-	$2,517
Internal	-	-	4	-	(4)	-
Total service revenues	49	1,332	1,057	83	(4)	2,517
Product sales
External	-	606	11	4,580	-	5,197
Internal	-	531	1,622	56	(2,209)	-
Total product sales	-	1,137	1,633	4,636	(2,209)	5,197
Total revenues	$49	$2,469	$2,690	$4,719	$(2,213)	$7,714
Segment profit (loss)	$23	$585	$1,181	$246	$-	$2,035
Less equity earnings (losses)	(1)	90	-	53	-	142
Segment operating income (loss)	$24	$495	$1,181	$193	$-	1,893
General corporate expenses						(118)
Operating income						$1,775
Other financial information:
Depreciation and amortization	$5	$365	$236	$15	-	$621

2010
Segment revenues:
Service revenues
External	$2	$1,259	$1,015	$70	$-	$2,346
Internal	-	-	4	-	(4)	-
Total service revenues	2	1,259	1,019	70	(4)	2,346
Product sales
External	-	586	51	3,476	-	4,113
Internal	-	377	1,218	5	(1,600)	-
Total product sales	-	963	1,269	3,481	(1,600)	4,113
Total revenues	$2	$2,222	$2,288	$3,551	$(1,604)	$6,459
Segment profit (loss)	$-	$560	$934	$172	$-	$1,666
Less equity earnings (losses)	4	73	-	32	-	109
Segment operating income (loss)	$(4)	$487	$934	$140	$-	1,557
General corporate expenses						(130)
Operating income						$1,427
Other financial information:
Depreciation and amortization	$-	$345	$219	$14	-	$578

The following table reflects total assets, investments, and additions to long-lived assets by reporting segment.

	Total Assets		Investments		Additions to Long-Lived Assets
	at December 31,		at December 31,		at December 31,
	2012	2011	2012	2011	2012	2011	2010

	(Millions)
Northeast G&P (1)	$4,745	$669	$511	$291	$3,909	$204	$172
Atlantic-Gulf	8,734	7,992	774	615	1,002	650	442
West	4,688	4,649	-	-	360	301	262
NGL & Petchem Services	1,500	1,229	515	477	282	103	27
Other corporate assets	409	461	-	-	16	25	11
Eliminations (2)	(367)	(328)	-	-	-	-	-
Total	$19,709	$14,672	$1,800	$1,383	$5,569	$1,283	$914

_______

  2012 increased primarily due to the Caiman and Laser Acquisitions. (See Note 2.)

  Eliminations primarily relate to the intercompany accounts receivable generated by our cash management program.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 17. Subsequent Events (Unaudited)

Information Subsequent to Date of Report of Independent Registered Public Accounting Firm

In March 2013, we completed an equity issuance of 14,250,000 common units, including 3,000,000 common units sold to Williams in a private placement. Subsequently, the underwriters exercised their option to purchase 1,687,500 common units. The net proceeds of approximately $760 million were used to repay amounts outstanding under our revolver. Following the completion of these transactions, Williams now owns an approximate 66 percent limited partner interest and a 2 percent general partner interest in us.

In March 2013, we initiated a commercial paper program. The program allows a maximum outstanding amount at any time of $2 billion of unsecured commercial paper notes. The maturities of the commercial paper notes will vary but may not exceed 397 days from the date of issuance. The commercial paper notes will be sold under customary terms in the commercial paper market and will be issued at a discount from par, or, alternatively, will be sold at par and bear varying interest rates on a fixed or floating basis. Proceeds from these notes are expected to be used to fund planned capital expenditures and for other general partnership purposes.  We have not yet issued any notes under this commercial paper program.

On April 1, 2013, a third party contributed $187 million to Gulfstar in exchange for a 49 percent ownership interest in Gulfstar. This contribution was based on 49 percent of our estimated cumulative net investment at that date, subject to adjustment within 60 days of the contribution date. The $187 million was then distributed to us. (See Note 1.)

On May 10, 2013, we paid a cash distribution of $0.8475 per unit on our outstanding common units to unitholders of record at the close of business on May 3, 2013. The total cash distributed was $473 million.

As of May 13, 2013, $630 million of loans are outstanding under our credit facility.

Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of Williams Partners L.P., OLLC, and our other majority-owned and controlled subsidiaries and investments. We apply the equity method of accounting for investments in unconsolidated companies in which we and our subsidiaries own 20 percent to 50 percent of the voting interest and exercise significant influence over operating and financial policies of the company, or where our majority ownership does not provide us with control due to the significant participatory rights of other owners.

Common control transactions

Common control transactions

Entities and assets acquired from Williams and its affiliates are accounted for as common control transactions whereby the net assets acquired are combined with ours at their historical amounts. If any cash consideration transferred in such a transaction exceeds the carrying value of the net assets acquired, the excess is treated as a capital transaction with our general partner, similar to a dividend. If the carrying value of the net assets acquired exceeds any cash consideration transferred and limited partner units are also issued as consideration, then the limited partner units are recorded at an amount equal to the excess of the carrying value of the net assets acquired over any cash consideration transferred. To the extent that such transactions require prior periods to be recast, historical net equity amounts prior to the transaction date are reflected in the account of the general partner. Cash consideration up to the carrying value of net assets acquired is presented as an investing activity in our Consolidated Statement of Cash Flows. Cash consideration in excess of the carrying value of net assets acquired is presented as a financing activity.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions include:

  Impairment assessments of investments, property, plant, and equipment, goodwill and other identifiable intangible assets;

  Litigation-related contingencies;

  Environmental remediation obligations;

  Asset retirement obligations;

  Acquisition related purchase price allocations.

  These estimates are discussed further throughout these notes.

Regulatory Accounting

Regulatory accounting

Transco and Northwest Pipeline are regulated by the Federal Energy Regulatory Commission (FERC). Their rates established by the FERC are designed to recover the costs of providing the regulated services, and their competitive environment makes it probable that such rates can be charged and collected. Therefore, our management has determined that it is appropriate to account for and report regulatory assets and liabilities related to these operations consistent with the economic effect of the way in which their rates are established. Accounting for these businesses that are regulated can differ from the accounting requirements for non regulated businesses. The components of our regulatory assets and liabilities relate to the effects of deferred taxes on equity funds used during construction, asset retirement obligations, fuel cost differentials, levelized incremental depreciation, negative salvage, and postretirement benefits.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents includes amounts primarily invested in funds with high-quality, short-term securities and instruments that are issued or guaranteed by the U.S. government. These have maturity dates of three months or less when acquired.

Accounts receivable

Accounts receivable

Accounts receivable are carried on a gross basis, with no discounting, less an allowance for doubtful accounts. We estimate the allowance for doubtful accounts based on existing economic conditions, the financial condition of our customers, and the amount and age of past due accounts. We consider receivables past due if full payment is not received by the contractual due date. Interest income related to past due accounts receivable is generally recognized at the time full payment is received or collectability is assured. Past due accounts are generally written off against the allowance for doubtful accounts only after all collection attempts have been exhausted.

Inventory valuation	Inventory valuation All inventories are stated at the lower of cost or market. The cost of inventories is primarily determined using the average-cost method.
Property, plant, and equipment

Property, plant, and equipment

Property, plant, and equipment is recorded at cost. We base the carrying value of these assets on estimates, assumptions, and judgments relative to capitalized costs, useful lives, and salvage values.

As regulated entities, Northwest Pipeline and Transco provide for depreciation using the straight-line method at FERC-prescribed rates. Depreciation for nonregulated entities is provided primarily on the straight-line method over estimated useful lives, except for certain offshore facilities that apply a declining balance method. (See Note 9.)

Gains or losses from the ordinary sale or retirement of property, plant and equipment for regulated pipelines are credited or charged to accumulated depreciation; other gains or losses are recorded in other (income) expense — net included in operating income.

Ordinary maintenance and repair costs are generally expensed as incurred. Costs of major renewals and replacements are capitalized as property, plant and equipment.

We record an asset and a liability equal to the present value of each expected future asset retirement obligation (ARO) at the time the liability is initially incurred, typically when the asset is acquired or constructed. The ARO asset is depreciated in a manner consistent with the depreciation of the underlying physical asset. As regulated entities, Northwest Pipeline and Transco record the ARO asset depreciation offset to a regulatory asset. We measure changes in the liability due to passage of time by applying an interest method of allocation. This amount is recognized as an increase in the carrying amount of the liability and as a corresponding accretion expense included in operating and maintenance expenses, except for regulated entities, for which the liability is offset by a regulatory asset as management expects to recover amounts in future rates. The regulatory asset is amortized commensurate with the collection of those costs in rates.

Measurements of AROs include, as a component of future expected costs, an estimate of the price that a third party would demand, and could expect to receive, for bearing the uncertainties inherent in the obligations, sometimes referred to as a market-risk premium.

Contingent liabilities

Contingent liabilities

We record liabilities for estimated loss contingencies, including environmental matters, when we assess that a loss is probable and the amount of the loss can be reasonably estimated. These liabilities are calculated based upon our assumptions and estimates with respect to the likelihood or amount of loss and upon advice of legal counsel, engineers, or other third parties regarding the probable outcomes of the matters. These calculations are made without consideration of any potential recovery from third-parties. We recognize insurance recoveries or reimbursements from others when realizable. Revisions to these liabilities are generally reflected in income when new or different facts or information become known or circumstances change that affect the previous assumptions or estimates.

Cash flows from revolving credit facilities

Cash flows from revolving credit facility

Proceeds and payments related to borrowings under our credit facility are reflected in the financing activities in the Consolidated Statement of Cash Flows on a gross basis.

Derivative instruments and hedging activities

Derivative instruments and hedging activities

We may utilize derivatives to manage a portion of our commodity price risk. These instruments consist primarily of swaps, futures, and forward contracts involving short- and long-term purchases and sales of physical energy commodities. We report the fair value of derivatives, except those for which the normal purchases and normal sales exception has been elected, in other current assets; regulatory assets, deferred charges, and other; other accrued liabilities; or regulatory liabilities, deferred income, and other. We determine the current and noncurrent classification based on the timing of expected future cash flows of individual trades. We report these amounts on a gross basis. Additionally, we report cash collateral receivables and payables with our counterparties on a gross basis.

The accounting for the changes in fair value of a commodity derivative can be summarized as follows:

       Derivative Treatment                     Accounting Method

Normal purchases and normal sales exception              Accrual accounting

Designated in a qualifying hedging relationship              Hedge accounting

All other derivatives              Mark-to-market accounting

We may elect the normal purchases and normal sales exception for certain short- and long-term purchases and sales of physical energy commodities. Under accrual accounting, any change in the fair value of these derivatives is not reflected on the balance sheet after the initial election of the exception.

We may also designate a hedging relationship for certain commodity derivatives. For a derivative to qualify for designation in a hedging relationship, it must meet specific criteria and we must maintain appropriate documentation. We establish hedging relationships pursuant to our risk management policies. We evaluate the hedging relationships at the inception of the hedge and on an ongoing basis to determine whether the hedging relationship is, and is expected to remain, highly effective in achieving offsetting changes in fair value or cash flows attributable to the underlying risk being hedged. We also regularly assess whether the hedged forecasted transaction is probable of occurring. If a derivative ceases to be or is no longer expected to be highly effective, or if we believe the likelihood of occurrence of the hedged forecasted transaction is no longer probable, hedge accounting is discontinued prospectively, and future changes in the fair value of the derivative are recognized currently in product sales or product costs.

For commodity derivatives designated as a cash flow hedge, the effective portion of the change in fair value of the derivative is reported in accumulated other comprehensive income (loss) (AOCI) and reclassified into earnings in the period in which the hedged item affects earnings. Any ineffective portion of the derivative's change in fair value is recognized currently in product sales or product costs. Gains or losses deferred in AOCI associated with terminated derivatives, derivatives that cease to be highly effective hedges, derivatives for which the forecasted transaction is reasonably possible but no longer probable of occurring, and cash flow hedges that have been otherwise discontinued remain in AOCI until the hedged item affects earnings. If it becomes probable that the forecasted transaction designated as the hedged item in a cash flow hedge will not occur, any gain or loss deferred in AOCI is recognized in product sales or product costs at that time. The change in likelihood of a forecasted transaction is a judgmental decision that includes qualitative assessments made by management.

For commodity derivatives that are not designated in a hedging relationship, and for which we have not elected the normal purchases and normal sales exception, we report changes in fair value currently in product sales or product costs.

Certain gains and losses on derivative instruments included in the Consolidated Statement of Comprehensive Income are netted together to a single net gain or loss, while other gains and losses are reported on a gross basis. Gains and losses recorded on a net basis include:

  Unrealized gains and losses on all derivatives that are not designated as hedges and for which we have not elected the normal purchases and normal sales exception;

  The ineffective portion of unrealized gains and losses on derivatives that are designated as cash flow hedges.

Realized gains and losses on derivatives that require physical delivery, as well as natural gas derivatives for NGL processing activities and which are not held for trading purposes nor were entered into as a pre-contemplated buy/sell arrangement, are recorded on a gross basis. In reaching our conclusions on this presentation, we considered whether we act as principal in the transaction; whether we have the risks and rewards of ownership, including credit risk; and whether we have latitude in establishing prices.

Revenues

Revenues

As a result of the ratemaking process, certain revenues collected by us may be subject to refunds upon the issuance of final orders by the FERC in pending rate proceedings. We record estimates of rate refund liabilities considering our and other third-party regulatory proceedings, advice of counsel and other risks.

Service revenues

Revenues from our gas pipeline businesses include services pursuant to long-term firm transportation and storage agreements. These agreements provide for a reservation charge based on the volume of a contracted capacity and a commodity charge based on the volume of gas delivered, both at rates specified in our FERC tariffs. We recognize revenues for reservation charges ratably over the contract period regardless of the volume of natural gas that is transported or stored. Revenues for commodity charges, from both firm and interruptible transportation services, and storage injection and withdrawal services are recognized when natural gas is delivered at the agreed upon delivery point or when natural gas is injected or withdrawn from the storage facility.

Certain revenues from our midstream operations include those derived from natural gas gathering and processing services and are performed under volumetric-based fee contracts. These revenues are recorded when services have been performed.

Crude oil gathering and transportation revenues and offshore production handling fees of our midstream operations are recognized when the services have been performed. Certain offshore production handling contracts contain fixed payment terms that result in the deferral of revenues until such services have been performed.

Storage revenues from our midstream operations associated with prepaid contracted storage capacity contracts are recognized on a straight-line basis over the life of the contract as services are provided.

Product sales

In the course of providing transportation services to customers of our gas pipeline businesses, we may receive different quantities of gas from shippers than the quantities delivered on behalf of those shippers. The resulting imbalances are primarily settled through the purchase and sale of gas with our customers under terms provided for in our FERC tariffs. Revenue is recognized from the sale of gas upon settlement of the transportation and exchange imbalances.

We market NGLs, crude oil, natural gas, and olefins that we purchase from our producer customers as part of the overall service provided to producers. Revenues from marketing NGLs are recognized when the products have been sold and delivered.

Under our keep-whole and percent-of-liquid processing contracts, we retain the rights to all or a portion of the NGLs extracted from the producers' natural gas stream and recognize revenues when the extracted NGLs are sold and delivered.

We recognize revenue on our olefins business, which produces olefins from purchased feed-stock, when the olefins are sold and delivered.

Impairment of property, plant, and equipment, other identifiable intangible assets and investments

Impairment of property, plant, and equipment, other identifiable intangible assets, and investments

We evaluate our property, plant, and equipment and other identifiable intangible assets for impairment when events or changes in circumstances indicate, in our management's judgment, that the carrying value of such assets may not be recoverable. When an indicator of impairment has occurred, we compare our management's estimate of undiscounted future cash flows attributable to the assets to the carrying value of the assets to determine whether an impairment has occurred and we may apply a probability-weighted approach to consider the likelihood of different cash flow assumptions and possible outcomes including selling in the near term or holding for the remaining estimated useful life. If an impairment of the carrying value has occurred, we determine the amount of the impairment recognized in the financial statements by estimating the fair value of the assets and recording a loss for the amount that the carrying value exceeds the estimated fair value. This evaluation is performed at the lowest level for which separately identifiable cash flows exist.

For assets identified to be disposed of in the future and considered held for sale, we compare the carrying value to the estimated fair value less the cost to sell to determine if recognition of an impairment is required. Until the assets are disposed of, the estimated fair value, which includes estimated cash flows from operations until the assumed date of sale, is recalculated when related events or circumstances change.

We evaluate our investments for impairment when events or changes in circumstances indicate, in our management's judgment, that the carrying value of such investments may have experienced an other-than-temporary decline in value. When evidence of loss in value has occurred, we compare our estimate of fair value of the investment to the carrying value of the investment to determine whether an impairment has occurred. If the estimated fair value is less than the carrying value and we consider the decline in value to be other-than-temporary, the excess of the carrying value over the fair value is recognized in the consolidated financial statements as an impairment charge.

Judgments and assumptions are inherent in our management's estimate of undiscounted future cash flows and an asset's or investment's fair value. Additionally, judgment is used to determine the probability of sale with respect to assets considered for disposal.

Interest capitalized

Interest capitalized

We capitalize interest during construction on major projects with construction periods of at least three months and a total project cost in excess of $1 million. Interest is capitalized on borrowed funds and, where regulation by the FERC exists, on internally generated funds. The latter is included in other income (expense) – net below operating income. The rates used by regulated companies are calculated in accordance with FERC rules. Rates used by nonregulated companies are based on our average interest rate on debt.

Income taxes

Income taxes

We generally are not a taxable entity for federal or state and local income tax purposes. The tax on net income is generally borne by individual partners. Net income for financial statement purposes may differ significantly from taxable income of unitholders as a result of differences between the tax basis and financial reporting basis of assets and liabilities and the taxable income allocation requirements under our partnership agreement. The aggregated difference in the basis of our net assets for financial and tax reporting purposes cannot be readily determined because information regarding each partner's tax attributes in us is not available to us.

Earnings per unit

Earnings per unit

We use the two-class method to calculate basic and diluted earnings per unit whereby net income, adjusted for items specifically allocated to our general partner, is allocated on a pro-rata basis between unitholders and our general partner. Basic and diluted earnings per unit are based on the average number of common units outstanding. Additionally, subsequent to April 1, 2010 we consider Class C units as common units for purposes of the calculation. Basic and diluted earnings per unit are equivalent as there are no dilutive securities outstanding.

Goodwill

Goodwill

Goodwill represents the excess cost over fair value of the assets of businesses acquired. It is not subject to amortization but is evaluated annually as of October 1 for impairment or more frequently if impairment indicators are present. Our evaluation includes an assessment of events or circumstances to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. If so, we further compare our estimate of the fair value of the reporting unit with its carrying value, including goodwill. If the carrying value of the reporting unit exceeds its fair value, a computation of the implied fair value of the goodwill is compared with its related carrying value. If the carrying value of the reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in the amount of the excess. We have goodwill of $649 million at December 31, 2012 in the Consolidated Balance Sheet attributable to our Northeast G&P segment.

Variable Interest Entities

Variable interest entities (VIEs)

We consolidate the activities of VIEs of which we are the primary beneficiary. The primary beneficiary of a VIE is the entity that has both the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and the obligation to absorb losses or right to receive benefits that could be significant to the VIE.

Other intangible assets

Other Intangible Assets

Our identifiable intangible assets are primarily related to gas gathering, processing and fractionation contracts and relationships with customers. We have other intangibles of $1.702 billion and $43 million at December 31, 2012 and 2011, respectively in the Consolidated Balance Sheet primarily attributable to our Northeast G&P segment. Our intangible assets are amortized on a straight-line basis over estimated useful lives. We evaluate these assets for changes in the expected remaining useful lives and would reflect any changes prospectively through amortization over the revised remaining useful life.

Judgments and assumptions are inherent in our management's estimate of undiscounted future cash flows and an asset's or investment's fair value. Additionally, judgment is used to determine the probability of sale with respect to assets considered for disposal.

We evaluate our property, plant, and equipment and other identifiable intangible assets for impairment when events or changes in circumstances indicate, in our management's judgment, that the carrying value of such assets may not be recoverable. When an indicator of impairment has occurred, we compare our management's estimate of undiscounted future cash flows attributable to the assets to the carrying value of the assets to determine whether an impairment has occurred and we may apply a probability-weighted approach to consider the likelihood of different cash flow assumptions and possible outcomes including selling in the near term or holding for the remaining estimated useful life. If an impairment of the carrying value has occurred, we determine the amount of the impairment recognized in the financial statements by estimating the fair value of the assets and recording a loss for the amount that the carrying value exceeds the estimated fair value. This evaluation is performed at the lowest level for which separately identifiable cash flows exist.

Pension and other postretirement benefits

Pension and other postretirement benefits

We do not have employees.  Certain of the costs charged to us by Williams associated with employees who directly support us include costs related to Williams' pension and other postretirement benefit plans.  (See Note 7.)  Although the underlying benefit plans of Williams are single-employer plans, we follow multiemployer plan accounting whereby the amount charged to us, and thus paid by us, is based on our share of net periodic benefit cost.

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
	Laser	Caiman

	(Millions)
Assets held-for-sale	$18	$-
Other current assets	3	16
Property, plant and equipment	158	656
Intangible assets:
Customer contracts	316	1,141
Customer relationships	-	250
Other intangible assets	2	2
Current liabilities	(21)	(94)
Noncurrent liabilities	-	(3)
Identifiable net assets acquired	476	1,968

Goodwill	290	359
	$766	$2,327

Allocation of Net Income and Distributions (Tables)	12 Months Ended
Dec. 31, 2012
Allocation of Net Income and Distributions [Abstract]
Allocation of net income among our general partner, limited partners, and noncontrolling interests

	Years Ended December 31,
	2012	2011	2010

	(Millions)
Allocation of net income to general partner:
Net income	$1,232	$1,511	$1,188
Net income applicable to pre-partnership operations
allocated to general partner	(185)	(133)	(310)
Net income applicable to noncontrolling interests	-	-	(16)
Net reimbursable costs charged directly to general partner	1	(2)	(4)
Income subject to 2% allocation of general partner interest	1,048	1,376	858
General partner’s share of net income	2%	2%	2%
General partner’s allocated share of net income before
items directly allocable to general partner interest	21	28	17
Incentive distributions paid to general partner (a)	355	260	127
Net reimbursable costs charged directly to general partner	(1)	2	4
Pre-partnership net income allocated to
general partner interest	185	133	310
Net income allocated to general partner	$560	$423	$458
Net income	$1,232	$1,511	$1,188
Net income allocated to general partner	560	423	458
Net income allocated to Class C limited partners	-	-	156
Net income allocated to noncontrolling interests	-	-	16
Net income allocated to common limited partners	$672	$1,088	$558

_______

  The net income allocated to the general partner's capital account reflects IDRs paid during the current reporting period. In the calculation of basic and diluted net income per limited partner unit, the net income allocated to the general partner includes IDRs pertaining to the current reporting period, but paid in the subsequent period.

Authorized payment of cash distributions
				General Partner
					Incentive
	Per Unit	Common	Class C		Distribution	Total Cash
Payment Date	Distribution	Units	Units	2%	Rights	Distribution

2/12/2010	$0.6350	$33	$-	$1	$-	$34
5/14/2010 (a)	$0.6575	$35	$87	$3	$30	$155
8/13/2010	$0.6725	$172	$-	$4	$45	$221
11/12/2010	$0.6875	$192	$-	$5	$53	$250
2/11/2011	$0.7025	$204	$-	$5	$59	$268
5/13/2011	$0.7175	$208	$-	$5	$63	$276
8/12/2011	$0.7325	$213	$-	$6	$67	$286
11/11/2011	$0.7475	$217	$-	$6	$71	$294
2/10/2012	$0.7625	$227	$-	$6	$78	$311
5/11/2012	$0.7775	$268	$-	$8	$86	$362
8/10/2012	$0.7925	$274	$-	$7	$92	$373
11/09/2012	$0.8075	$287	$-	$8	$99	$394
2/08/2013 (b)	$0.8275	$329	$-	$9	$104	$442

_______

(a)       Distributions on the Class C units and the additional general partner units issued in connection with the closing of the February 2010 transaction where we acquired certain contributed entities, as well as the related IDR payments, were prorated to reflect the fact that they were not outstanding during the first full quarter period of 2010.

(b)       On February 8, 2013, we paid a cash distribution of $0.8275 per unit on our outstanding common units to unitholders of record at the close of business on February 1, 2013

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related party transactions

Summary of the related party transactions discussed in all sections above.

	Years Ended December 31,
	2012	2011	2010

	(Millions)

Revenues	$-	$310	$265
Product costs	300	802	676
Operating and maintenance expenses
Employee costs	269	236	217
Other	-	305	297
Selling, general, and administrative expenses
Employee direct costs	287	232	213
Employee allocated costs	184	118	130

Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments [Abstact]
Investments
	December 31,
	2012	2011
	(Millions)
OPPL - 50%	$454	$433
Gulfstream - 50%	348	355
Laurel Mountain - 51% (1)	444	291
Discovery - 60% (1)	350	182
Other	204	122
	$1,800	$1,383

Dividends and distributions
	Years Ended December 31,
	2012	2011	2010
	(Millions)
Gulfstream	$78	$60	$39
Discovery	21	40	44
Aux Sable Liquid Products L.P.	28	35	28
OPPL	28	19	-

Summarized Financial Position and Results of Operations of Equity Method Investments
Summarized Financial Position and Results of Operations of All Equity Method Investments
		December 31,
		2012	2011
		(Millions)
Current assets		$366	$293
Noncurrent assets		5,225	4,409
Current liabilities		247	235
Noncurrent liabilities		1,301	1,257

	Years Ended December 31,
	2012	2011	2010
	(Millions)
Gross revenue	$1,213	$1,242	$1,050
Operating income	378	535	506
Net income	309	460	402

Asset Sales and Other Accruals (Tables)	12 Months Ended
Dec. 31, 2012
Asset Sales and Other Accruals [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]

	Years Ended December 31,

	2012	2011	2010

	(Millions)
Atlantic-Gulf
Project feasibility costs	$21	$10	$8
Capitalization of project feasibility costs previously expensed	(19)	(11)	-
Accrual of regulatory liability related to overcollection of certain employee expenses	4	9	10
Gain on sale of certain assets	(6)	-	-
Involuntary conversion gains	-	-	(14)
West
Capitalization of project feasibility costs previously expensed	-	-	(1)
Gain on sale of certain assets	-	-	(12)
Involuntary conversion gains	-	(3)	(4)

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories	Note 8. Inventories
	December 31,	December 31,
	2012	2011
	(Millions)
Natural gas liquids, olefins, and natural gas in underground storage	$96	$99
Materials, supplies, and other	77	70
	$173	$169

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Propertyl, Plant, and Equipment
	Estimated	Depreciation
	Useful Life (a)	Rates (a)	December 31,
	(Years)	(%)	2012	2011

			(Millions)

Nonregulated:
Natural gas gathering and processing facilities	5 - 40		$7,000	$6,024
Construction in progress	(b)		1,599	353
Other	3 - 45		745	500
Regulated:
Natural gas transmission facilities		1.01 - 6.82	9,963	9,593
Construction in progress		(b)	337	199
Other		.18 - 33.33	1,418	1,391
Total property, plant, and equipment, at cost			$21,062	$18,060
Accumulated depreciation and amortization			(6,775)	(6,238)
Property, plant, and equipment - net			$14,287	$11,822

_______

(a)       Estimated useful life and depreciation rates are presented as of December 31, 2012. Depreciation rates for regulated assets are prescribed by the FERC.

(b)       Construction in progress balances not yet subject to depreciation.

Asset Retirement Obligation
	December 31,
	2012	2011

	(Millions)
Beginning balance	$570	$496
Liabilities incurred	8	4
Liabilities settled	(44)	(46)
Accretion expense	43	39
Revisions(1)	(1)	77
Ending balance	$576	$570

_______

(1)       The 2012 revision primarily reflects a decrease in removal cost estimates, which is among several factors considered in the annual review process, including inflation rates, current estimates for removal cost, discount rates, and the estimated remaining life of the assets. The revision in 2011 is primarily due to increases in the inflation rate and estimated removal costs. The 2012 and 2011 revisions also include increases of $13 million and $39 million, respectively, related to changes in the timing and method of abandonment on certain of Transco's natural gas storage caverns that were associated with a leak in 2010

Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Assets and Liabilities Disclosure [Abstract]
Regulatory Assets and Liabilities
	December 31,
	2012	2011

	(Millions)
Regulatory assets:
Grossed-up deferred taxes on equity funds used during construction	$100	$103
Asset retirement obligations	135	122
Fuel cost	30	26
Levelized incremental depreciation	34	33
Other	16	24
	$315	$308
Regulatory liabilities:
Negative salvage	$204	$158
Postretirement benefits other than pension	42	39
Other	19	9
	$265	$206

Debt, Leases, and Banking Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Debt and Banking Arrangements [Abstract]
Long-term Debt

	December 31,
	2012	2011

	(Millions)
Unsecured:
Transco:
8.875% Notes due 2012	$-	$325
6.4% Notes due 2016	200	200
6.05% Notes due 2018	250	250
7.08% Debentures due 2026	8	8
7.25% Debentures due 2026	200	200
5.4% Notes due 2041	375	375
4.45% Notes due 2042	400	-
Northwest Pipeline:
7% Notes due 2016	175	175
5.95% Notes due 2017	185	185
6.05% Notes due 2018	250	250
7.125% Debentures due 2025	85	85
Williams Partners L.P.:
3.8% Notes due 2015	750	750
7.25% Notes due 2017	600	600
5.25% Notes due 2020	1,500	1,500
4.125% Notes due 2020	600	600
4% Notes due 2021	500	500
3.35% Notes due 2022	750	-
6.3% Notes due 2040	1,250	1,250
Revolving credit loans	375	-
Unamortized debt discount	(16)	(16)
Total long-term debt, including current portion	8,437	7,237
Long-term debt due within one year	-	(324)
Long-term debt	$8,437	$6,913

Aggregate Minimum Maturities of Long Term Debt
(Millions)

2013	$-
2014	$-
2015	$750
2016	$750
2017	$785

Future Minimum Annual Rentals Under Noncancelable Operating Leases
(Millions)
2013	$39
2014	34
2015	32
2016	28
2017	25
Thereafter	136
Total	$294

Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2012
Partners Capital Notes Table [Abstract]
Incentive Distribution Percentage By Specified Target Level [Table Text Block]
		General
Quarterly Distribution Target Amount (per unit)	Unitholders	Partner

Minimum quarterly distribution of $0.35	98%	2%
Up to $0.4025	98	2
Above $0.4025 up to $0.4375	85	15
Above $0.4375 up to $0.5250	75	25
Above $0.5250	50	50

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
			Fair Value Measurements Using
			Quoted
			Prices In
			Active	Significant
			Markets for	Other	Significant
			Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
	Amount	Value	(Level 1)	(Level 2)	(Level 3)

	(Millions)
Assets (liabilities) at December 31, 2012:
Measured on a recurring basis:
ARO Trust investments	$18	$18	$18	$-	$-
Energy derivatives assets not designated as
hedging instruments	5	5	-	-	5
Energy derivatives liabilities not designated as
hedging instruments	(1)	(1)	-	-	(1)

Additional disclosures:
Notes receivable and other	11	10	2	8	-
Long-term debt	(8,437)	(9,624)	-	(9,624)	-

Assets (liabilities) at December 31, 2011:
Measured on a recurring basis:
ARO Trust investments	$25	$25	$25	$-	$-
Energy derivatives assets not designated as
hedging instruments	1	1	1	-	-

Additional disclosures:
Notes receivable and other	10	10	N/A	N/A	N/A
Long-term debt, including current portion	(7,237)	(8,170)	N/A	N/A	N/A

Derivative Instruments and Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Concentration of Credit Risk [Abstract]
Notional quantities of the net long (short) positions in commodity derivatives portfolio
	Unit of	Central Hub
Derivative Notional Volumes	Measure	Risk	Basis Risk

Not Designated as Hedging Instruments
NGL & Petchem Services	Barrels	(185,000)	(38,256,000)

Pre-tax gains and losses for energy commodity derivatives designated as cash flow hedges, as recognized in accumulated other comprehensive income (loss) (AOCI), product sales or product costs
	Years ended December 31,

	2012	2011	Classification

	(Millions)
Net gain (loss) recognized in other comprehensive
income (loss) (effective portion)	$30	$(18)	AOCI

Net gain (loss) reclassified from accumulated other
comprehensive income (loss) into income			Product Sales or
(effective portion)	$30	$(18)	Product Costs

Concentration of receivables, net of allowances, by product or service
	December 31,
	2012	2011

	(Millions)
Receivables by product or service:
Sale of NGLs and related products and services	$393	$404
Transportation of natural gas and related products	169	160
Total	$562	$564

Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Segment Disclosures [Abstract]
Reconciliation of segment revenues and segment profit (loss)
				NGL &
	Northeast			Petchem
	G&P	Atlantic-Gulf	West	Services	Eliminations	Total

	(Millions)
2012
Segment revenues:
Service revenues
External	$168	$1,371	$1,067	$103	$-	$2,709
Internal	-	12	5	-	(17)	-
Total service revenues	168	1,383	1,072	103	(17)	2,709
Product sales
External	2	709	40	3,860	-	4,611
Internal	-	363	1,089	258	(1,710)	-
Total product sales	2	1,072	1,129	4,118	(1,710)	4,611
Total revenues	$170	$2,455	$2,201	$4,221	$(1,727)	$7,320
Segment profit (loss)	$(37)	$574	$980	$295	$-	$1,812
Less equity earnings (losses)	(23)	92	-	42	-	111
Segment operating income (loss)	$(14)	$482	$980	$253	$-	1,701
General corporate expenses						(184)
Operating income						$1,517
Other financial information:
Depreciation and amortization	$76	$381	$234	$23	-	$714

2011
Segment revenues:
Service revenues
External	$49	$1,332	$1,053	$83	$-	$2,517
Internal	-	-	4	-	(4)	-
Total service revenues	49	1,332	1,057	83	(4)	2,517
Product sales
External	-	606	11	4,580	-	5,197
Internal	-	531	1,622	56	(2,209)	-
Total product sales	-	1,137	1,633	4,636	(2,209)	5,197
Total revenues	$49	$2,469	$2,690	$4,719	$(2,213)	$7,714
Segment profit (loss)	$23	$585	$1,181	$246	$-	$2,035
Less equity earnings (losses)	(1)	90	-	53	-	142
Segment operating income (loss)	$24	$495	$1,181	$193	$-	1,893
General corporate expenses						(118)
Operating income						$1,775
Other financial information:
Depreciation and amortization	$5	$365	$236	$15	-	$621

2010
Segment revenues:
Service revenues
External	$2	$1,259	$1,015	$70	$-	$2,346
Internal	-	-	4	-	(4)	-
Total service revenues	2	1,259	1,019	70	(4)	2,346
Product sales
External	-	586	51	3,476	-	4,113
Internal	-	377	1,218	5	(1,600)	-
Total product sales	-	963	1,269	3,481	(1,600)	4,113
Total revenues	$2	$2,222	$2,288	$3,551	$(1,604)	$6,459
Segment profit (loss)	$-	$560	$934	$172	$-	$1,666
Less equity earnings (losses)	4	73	-	32	-	109
Segment operating income (loss)	$(4)	$487	$934	$140	$-	1,557
General corporate expenses						(130)
Operating income						$1,427
Other financial information:
Depreciation and amortization	$-	$345	$219	$14	-	$578

Total assets and investments by reporting segment
	Total Assets		Investments		Additions to Long-Lived Assets
	at December 31,		at December 31,		at December 31,
	2012	2011	2012	2011	2012	2011	2010

	(Millions)
Northeast G&P (1)	$4,745	$669	$511	$291	$3,909	$204	$172
Atlantic-Gulf	8,734	7,992	774	615	1,002	650	442
West	4,688	4,649	-	-	360	301	262
NGL & Petchem Services	1,500	1,229	515	477	282	103	27
Other corporate assets	409	461	-	-	16	25	11
Eliminations (2)	(367)	(328)	-	-	-	-	-
Total	$19,709	$14,672	$1,800	$1,383	$5,569	$1,283	$914

_______

  2012 increased primarily due to the Caiman and Laser Acquisitions. (See Note 2.)

  Eliminations primarily relate to the intercompany accounts receivable generated by our cash management program.

Organization, Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended		10 Months Ended	12 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended		1 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 14, 2012	Dec. 31, 2011 Correction Increasing Operating And Maintenance Expenses And Decreasing Selling General And Administrative Expenses [Member]	Dec. 31, 2010 Correction Increasing Operating And Maintenance Expenses And Decreasing Selling General And Administrative Expenses [Member]	Nov. 05, 2012 GeismarAcquistion	Dec. 31, 2011 GeismarAcquistion	Dec. 31, 2010 GeismarAcquistion	Nov. 30, 2012 GeismarAcquistion	Nov. 30, 2012 GeismarAcquistion Common units	Jun. 30, 2012 Gulfstream Acquisition	May 31, 2011 Gulfstream Acquisition	Jun. 30, 2012 Gulfstream Acquisition Common units	May 31, 2011 Gulfstream Acquisition Common units	Nov. 30, 2010 Piceance Acquisition	Nov. 30, 2010 Piceance Acquisition Common units	Feb. 28, 2010 The Dropdown	Feb. 28, 2010 The Dropdown Class C	Dec. 31, 2012 Gulfstar One	Dec. 31, 2011 Gulfstar One	Dec. 31, 2012 Gulfstar One Maximum	Dec. 31, 2012 Constitution Pipeline Company LLC	Dec. 31, 2012 Gulfstar One To Be Sold To Third Party	Dec. 31, 2012 Gulfstar One Partner	Dec. 31, 2012 Williams	Dec. 31, 2012 Gulfstream Natural Gas System, L.L.C.	Jun. 30, 2012 Gulfstream Natural Gas System, L.L.C.	Jun. 30, 2011 Gulfstream Natural Gas System, L.L.C.	May 31, 2011 Gulfstream Natural Gas System, L.L.C.	Dec. 31, 2012 Laurel Mountain Midstream, LLC	Dec. 31, 2012 Caiman Energy II	Dec. 31, 2012 Discovery Producer Services LLC	Dec. 31, 2012 Overland Pass Pipeline Company LLC	Sep. 30, 2010 Overland Pass Pipeline Company LLC
Organization, Basis of Presentation, and Description of Business [Abstract]
Voting interest in unconsolidated companies, minimum	20.00%
Voting interest in unconsolidated companies, maximum	50.00%
Minimum period of construction for capitalization of interest	3 months
Minimum total project cost for capitalization of interest	$ 1
Goodwill	649	0
Other intangibles	1,702	43
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage																											50.00%	1.00%	24.50%		51.00%	47.50%	60.00%	50.00%	49.00%
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Parent, limited partner ownership percentage																										68.00%
Parent, general partner ownership percentage	2.00%	2.00%	2.00%																							2.00%
Variable Interest Entity:
Carrying value of construction work in process																				532	103		24
Carrying value of deferred revenue																				109	101
Estimated remaining construction costs																						475	680
Carrying value of cash and cash equivalents																							8
Carrying value of accounts payable																				124	33		4
Variable Interest Entity Ownership Percentage																							51.00%	49.00%
Proportionate share of project costs contributed																									225
Business Acquisition, Entity Acquired and Reason for Acquisition [Abstract]
Business Acquisition, Percentage of Voting Interests Acquired				1.00%						83.30%		1.00%	24.50%																	24.50%
Business Acquisition, Cost of Acquired Entity, Purchase Price [Abstract]
Business Acquisition, Cost of Acquired Entity, Cash Paid										25			297			702		3,500
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares											42,778,812			238,050	632,584		1,849,138		203,000,000
Combination Of Entities Under Common Control Effect On Net Income							185	133	87
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Operating and maintenance expenses	987	948	837		14	13
Selling, general, and administrative expenses	$ 553	$ 406	$ 408		$ (14)	$ (13)

Acquisitions (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				2 Months Ended				4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 14, 2012	Feb. 17, 2012 Laser Acquisition [Member] Northeast G&P [Member] in mi	Feb. 17, 2012 Laser Acquisition [Member] Northeast G&P [Member] Customer Contracts [Member]	Feb. 17, 2012 Laser Acquisition [Member] Northeast G&P [Member] Customer Relationships [Member]	Feb. 17, 2012 Laser Acquisition [Member] Northeast G&P [Member] Other Intangible Assets [Member]	Apr. 27, 2012 Caiman Acquisition [Member] Northeast G&P [Member]	Dec. 31, 2012 Caiman Acquisition [Member] Northeast G&P [Member]	Apr. 27, 2012 Caiman Acquisition [Member] Northeast G&P [Member] Customer Contracts [Member]	Apr. 27, 2012 Caiman Acquisition [Member] Northeast G&P [Member] Customer Relationships [Member]	Apr. 27, 2012 Caiman Acquisition [Member] Northeast G&P [Member] Other Intangible Assets [Member]
Business Acquisition, Entity Acquired and Reason for Acquisition [Abstract]
Business Acquisition, Percentage of Voting Interests Acquired				1.00%	100.00%				100.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price [Abstract]
Business Acquisition, Cost of Acquired Entity, Cash Paid					$ 325				$ 1,720
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					7,531,381				11,779,296
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable					441				603
Number Of Miles Of Pipeline Acquired In Pennsylvania					33
Diameter In Inches Of Pipeline Acquired In Pennsylvania					16
Number Of Miles Of Pipeline Acquired In New York					10
Business Combination, Acquisition Related Costs										16
Business Acquisition, Purchase Price Allocation [Abstract]
Assets held-for-sale					18				0
Other current assets					3				16
Property, plant and equipment					158				656
Intangible assets						316	0	2			1,141	250	2
Current liabilities					(21)				(94)
Noncurrent liabilities					0				(3)
Identifiable net assets acquired					476				1,968
Goodwill					290				359
Total					766				2,327
Intangible Assets Disclosure [Abstract]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					30 years				30 years
Percentage Of Finite Lived Intangible Assets Impacted By Our Intent Or Ability To Renew Or Extend Arrangement					70.00%				36.00%
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension					9 years				18 years
Amortization of Intangible Assets	43	2	0
Finite-Lived Intangible Assets, Accumulated Amortization	45	2
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	58
Finite-Lived Intangible Assets, Amortization Expense, Year Two	58
Finite-Lived Intangible Assets, Amortization Expense, Year Three	58
Finite-Lived Intangible Assets, Amortization Expense, Year Four	58
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 58

Allocation of Net Income and Distributions (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended													12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allocation of net income to general partner:
Net income														$ 1,232		$ 1,511		$ 1,188
Net income applicable to pre-partnership operations allocated to general partner														(185)		(133)		(310)
Net income applicable to noncontrolling interests														0		0		(16)
Net reimbursable costs charged directly to general partner														1		(2)		(4)
Income subject to 2% allocation of general partner interest														1,048		1,376		858
General partner's share of net income														2.00%		2.00%		2.00%
General partner's allocated share of net income before items directly allocable to general partner interest														21		28		17
Incentive distributions paid to general partner	99	92	86	78	71	67	63	59	53	45	30	[1]	0	355	[2]	260	[2]	127	[2]
Net reimbursable costs charged directly to general partner														(1)		2		4
Pre-partnership net income allocated to general partner interest														185		133		310
Net income allocated to general partner														560		423		458
Net income														1,232		1,511		1,188
Net income allocated to general partner														560		423		458
Net income allocated to Class C limited partners														0		0		156
Net income allocated to noncontrolling interests														0		0		16
Net income allocated to common limited partners														672		1,088		558
Distributions Made to Members or Limited Partners [Abstract]
Payment Date	Nov 9, 2012	Aug 10, 2012	May 11, 2012	Feb 10, 2012	Nov 11, 2011	Aug 12, 2011	May 13, 2011	Feb 11, 2011	Nov 12, 2010	Aug 13, 2010	May 14, 2010		Feb 12, 2010
Per Unit Distribution	$ 0.8075	$ 0.7925	$ 0.7775	$ 0.7625	$ 0.7475	$ 0.7325	$ 0.7175	$ 0.7025	$ 0.6875	$ 0.6725	$ 0.6575		$ 0.635	$ 3.205		$ 2.96		$ 2.72
Common Units Cash Distribution	287	274	268	227	217	213	208	204	192	172	35	[1]	33
Class C Units Cash Distribution	0	0	0	0	0	0	0	0	0	0	87	[1]	0
2% General Partner Cash Distribution	8	7	8	6	6	6	5	5	5	4	3	[1]	1
Incentive distributions paid to general partner	99	92	86	78	71	67	63	59	53	45	30	[1]	0	355	[2]	260	[2]	127	[2]
Total Cash Distributions	394	373	362	311	294	286	276	268	250	221	155	[1]	34	1,440		1,124		660
Subsequent Distribution [Abstract]
Subsequent Distribution, Payment Date														Feb 8, 2013
Per Unit Distribution														$ 0.8275	[3]
Subsequent Distribution, Common Units Cash Distribution														329	[3]
Subsequent Distribution, Class C Units Cash Distribution														0	[3]
Subsequent Distribution, 2% General Partner Cash Distribution														9	[3]
Subsequent Distribution, Incentive Distribution Rights to General Partner														104	[3]
Subsequent Distributions, Total Cash Distributions														442	[3]
Reduction in incentive distribution rights payment														$ 49

[1]	Distributions on the Class C units and the additional general partner units issued in connection with the closing of the February 2010 transaction where we acquired certain contributed entities, as well as the related IDR payments, were prorated to reflect the fact that they were not outstanding during the first full quarter period of 2010.
[2]	The net income allocated to the general partner?s capital account reflects IDRs paid during the current reporting period. In the calculation of basic and diluted net income per limited partner unit, the net income allocated to the general partner includes IDRs pertaining to the current reporting period, but paid in the subsequent period.
[3]	On February 8, 2013, we paid a cash distribution of $0.8275 per unit on our outstanding common units to unitholders of record at the close of business on February 1, 2013.

Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Related Party Transactions
Revenue	$ 0	$ 310	$ 265
Product costs	300	802	676
Textuals [Abstract]
Related party restructuring charges	25
Related party payable	117	68
Related party service costs	75	57	38
Related party proceeds	15	31	2
Related party contribution receivable	4	7
Related party product sales	0	310	265
Related party product costs	300	802	676
Employee costs [Member]
Summary Of Related Party Transactions
Operating and maintenance expenses	269	236	217
Other [Member]
Summary Of Related Party Transactions
Operating and maintenance expenses	0	305	297
Employee direct costs [Member]
Summary Of Related Party Transactions
Selling, general, and administrative expenses	287	232	213
Employee allocated costs [Member]
Summary Of Related Party Transactions
Selling, general, and administrative expenses	184	118	130
Former affiliate [Member]
Textuals [Abstract]
Related party payable		12
Equity method investees [Member]
Textuals [Abstract]
Related party payable	15	23
Damages [Member]
Textuals [Abstract]
Related party maximum potential obligation	10
Government [Member]
Textuals [Abstract]
Related party maximum potential obligation	50
Director [Member]
Summary Of Related Party Transactions
Revenue	61	62	20
Product costs	13	9	5
Textuals [Abstract]
Related party product sales	61	62	20
Related party product costs	$ 13	$ 9	$ 5

Investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010 Overland Pass Pipeline Company LLC [Member]	Dec. 31, 2012 Overland Pass Pipeline Company LLC [Member]	Dec. 31, 2011 Overland Pass Pipeline Company LLC [Member]	Dec. 31, 2010 Overland Pass Pipeline Company LLC [Member]	Dec. 31, 2012 Gulfstream Natural Gas System, L.L.C.	Dec. 31, 2011 Gulfstream Natural Gas System, L.L.C.	Dec. 31, 2010 Gulfstream Natural Gas System, L.L.C.	Jun. 30, 2012 Gulfstream Natural Gas System, L.L.C.	Jun. 30, 2011 Gulfstream Natural Gas System, L.L.C.	Dec. 31, 2012 Discovery Producer Services LLC [Member]		Dec. 31, 2011 Discovery Producer Services LLC [Member]		Dec. 31, 2010 Discovery Producer Services LLC [Member]	Dec. 31, 2012 Laurel Mountain Midstream, LLC [Member]		Dec. 31, 2011 Laurel Mountain Midstream, LLC [Member]		Dec. 31, 2010 Laurel Mountain Midstream, LLC [Member]	Dec. 31, 2012 Aux Sable Liquid Products LP [Member]	Dec. 31, 2011 Aux Sable Liquid Products LP [Member]	Dec. 31, 2010 Aux Sable Liquid Products LP [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]
Investments
Equity Method Investments	$ 1,800	$ 1,383			$ 454	$ 433		$ 348	$ 355				$ 350	[1]	$ 182	[1]		$ 444	[1]	$ 291	[1]					$ 204	$ 122
Dividends and distributions
Equity method investment, dividends or distributions	172	169	133		28	19	0	78	60	39			21		40		44						28	35	28
Summarized Financial Position of Equity Method Investments
Current assets	366	293
Noncurrent assets	5,225	4,409
Current liabilities	247	235
Noncurrent liabilities	1,301	1,257
Summarized Results of Operations of Equity Method Investments
Revenues	1,213	1,242	1,050
Operating income	378	535	506
Net income	309	460	402
Equity Method Investment, Ownership Percentage				49.00%	50.00%			50.00%			1.00%	24.50%	60.00%					51.00%
Equity Method Investment, payments to purchase or contributions	471	197	476	424									169					174		137		43
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	59
Proportionate share of amounts remaining for capital projects													$ 189					$ 55

[1]	We account for these investments under the equity method due to the significant participatory rights of our partners such that we do not control or are otherwise not the primary beneficiary of the investments.

Asset Sales and Other Accruals (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Other (income) expense - net	$ 23	$ 13	$ (14)
Costs and operating expenses	987	948	837
Atlantic-Gulf [Member]
Component of Operating Other Cost and Expense [Line Items]
Involuntary conversion gains	0	0	(14)
Gain on sale of certain assets	(6)	0	0
Atlantic-Gulf [Member] | Capitalization of project feasibility costs previously expensed [Member]
Component of Operating Other Cost and Expense [Line Items]
Other (income) expense - net	(19)	(11)	0
Atlantic-Gulf [Member] | Project feasibility costs [Member]
Component of Operating Other Cost and Expense [Line Items]
Other (income) expense - net	21	10	8
Atlantic-Gulf [Member] | Accrual Of Regulatory Liability Related To Overcollection Of Certain Employee Expenses [Member]
Component of Operating Other Cost and Expense [Line Items]
Other (income) expense - net	4	9	10
Atlantic-Gulf [Member] | Charges Related To Leak At Underground Natural Gas Storage Facility [Member]
Component of Operating Other Cost and Expense [Line Items]
Costs and operating expenses	2	15	5
West [Member]
Component of Operating Other Cost and Expense [Line Items]
Involuntary conversion gains	0	(3)	(4)
Gain on sale of certain assets	0	0	(12)
West [Member] | Capitalization of project feasibility costs previously expensed [Member]
Component of Operating Other Cost and Expense [Line Items]
Other (income) expense - net	$ 0	$ 0	$ (1)

Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Pension Expense	$ 41	$ 32	$ 31
Defined Contribution Plan, Cost Recognized	18	16	15
Allocated Share-based Compensation Expense	12	10	12
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	1,500	1,400
Defined Benefit Plan, Funded Status of Plan	(478)	(476)
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	331	339
Defined Benefit Plan, Funded Status of Plan	(156)	(180)
Defined Benefit Plan, Net Periodic Benefit Cost	$ 4	$ (2)	$ (4)

Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Net [Abstract]
Natural gas liquids	$ 96	$ 99
Materials, supplies and other	77	70
Total Inventories	$ 173	$ 169

Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Natural gas gathering and processing facilities [Member] Nonregulated [Member]	Dec. 31, 2011 Natural gas gathering and processing facilities [Member] Nonregulated [Member]	Dec. 31, 2012 Natural gas gathering and processing facilities [Member] Nonregulated [Member] Minimum [Member]		Dec. 31, 2012 Natural gas gathering and processing facilities [Member] Nonregulated [Member] Maximum		Dec. 31, 2012 Natural gas transmission facilities [Member] Regulated [Member]		Dec. 31, 2011 Natural gas transmission facilities [Member] Regulated [Member]	Dec. 31, 2012 Construction in Progress [Member] Regulated [Member]		Dec. 31, 2011 Construction in Progress [Member] Regulated [Member]		Dec. 31, 2012 Construction in Progress [Member] Nonregulated [Member]		Dec. 31, 2011 Construction in Progress [Member] Nonregulated [Member]		Dec. 31, 2012 Other Capitalized Property Plant and Equipment [Member] Regulated [Member]		Dec. 31, 2011 Other Capitalized Property Plant and Equipment [Member] Regulated [Member]	Dec. 31, 2012 Other Capitalized Property Plant and Equipment [Member] Nonregulated [Member]	Dec. 31, 2011 Other Capitalized Property Plant and Equipment [Member] Nonregulated [Member]	Dec. 31, 2012 Other Capitalized Property Plant and Equipment [Member] Nonregulated [Member] Minimum [Member]		Dec. 31, 2012 Other Capitalized Property Plant and Equipment [Member] Nonregulated [Member] Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life					5 years	[1]	40 years	[1]																	3 years	[1]	45 years	[1]
Property, Plant, and Equipment, Depreciation rate, Minimum									1.01%	[1]										0.18%	[1]
Property, Plant, and Equipment, Depreciation Rate, Maximum									6.82%	[1]										33.33%	[1]
Property, Plant and Equipment, Gross	$ 21,062	$ 18,060	$ 7,000	$ 6,024					$ 9,963		$ 9,593	$ 337	[2]	$ 199	[2]	$ 1,599	[2]	$ 353	[2]	$ 1,418		$ 1,391	$ 745	$ 500
Accumulated depreciation and amortization	(6,775)	(6,238)
Property, plant, and equipment - net	$ 14,287	$ 11,822

[1]	Estimated useful life and depreciation rates are presented as of December 31, 2012. Depreciation rates for regulated assets are prescribed by the FERC.
[2]	Construction in progress balances not yet subject to depreciation

Property, Plant, and Equipment (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Asset Retirement Obligation
Beginning balance	$ 570		$ 496
Liabilities settled	(44)		(46)
Liabilities incurred	8		4
Accretion expense	43		39
Revisions	(1)	[1]	77	[1]
Ending balance	$ 576		$ 570

[1]	The 2012 revision primarily reflects a decrease in removal cost estimates, which is among several factors considered in the annual review process, including inflation rates, current estimates for removal cost, discount rates, and the estimated remaining life of the assets. The revision in 2011 is primarily due to increases in the inflation rate and estimated removal costs. The 2012 and 2011 revisions also include increases of $13 million and $39 million, respectively, related to changes in the timing and method of abandonment on certain of Transco���s natural gas storage caverns that were associated with a leak in 2010.

Property, Plant, and Equipment (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 670	$ 618	$ 577
Amounts in exess of the original cost of the regulated facilities within our gas pipeline businesses	825	865
Offsetting increase related to changes in timing and method of abandonment	$ 13	$ 39
Period of straight-line amortization method	40

Regulatory Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Assets [Line Items]
Regulatory assets	$ 315	$ 308
Regulatory Liabilities [Line Items]
Regulatory liabilities	265	206
Negative salvage [Member]
Regulatory Liabilities [Line Items]
Regulatory liabilities	204	158
Postretirement Benefits Other Than Pension[Member]
Regulatory Liabilities [Line Items]
Regulatory liabilities	42	39
Other [Member]
Regulatory Liabilities [Line Items]
Regulatory liabilities	19	9
Grossed up deferred taxes on equity funds used during construction [Member]
Regulatory Assets [Line Items]
Regulatory assets	100	103
Asset Retirement Obligation Costs [Member]
Regulatory Assets [Line Items]
Regulatory assets	135	122
Fuel Costs [Member]
Regulatory Assets [Line Items]
Regulatory assets	30	26
Levelized incremental depreciation [Member]
Regulatory Assets [Line Items]
Regulatory assets	34	33
Other [Member]
Regulatory Assets [Line Items]
Regulatory assets	$ 16	$ 24

Debt and Banking Arrangements (Details) (USD $)	12 Months Ended
Dec. 31, 2012
$2 billion unsecured credit facility terminated Sept 2012 [Member]
Line of Credit Facility [Line Items]
Amount of unsecured credit facility	$ 2,000,000,000
Increase in credit facility capacity	400,000,000
$2.4 billion unsecured credit facility
Line of Credit Facility [Line Items]
Additional amount by which credit facility can be increased	400,000,000
Ratio of debt to capitalization	65.00%
Commitment fee	0.20%
Letter of credit issued	0
Loans outstanding	375,000,000
Ratio of debt to EBITDA	5
Ratio of debt to EBITDA after acquisitions	5.5
Aggregate purchase price of acquisitions increasing debt to ebitda ratio	50,000,000
$2.4 billion unsecured credit facility | Maximum
Line of Credit Facility [Line Items]
Amount of unsecured credit facility	400,000,000
$2.4 billion unsecured credit facility | Maximum | Letter of Credit Capacity [Member]
Line of Credit Facility [Line Items]
Amount of unsecured credit facility	$ 1,300,000,000

Debt and Banking Arrangements (Details 1) (Unsecured Debt [Member], Senior Notes [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012 $375 million (5.4%) due 2041 Transcontinental Gas PipeLine Company LLC	Aug. 31, 2011 $375 million (5.4%) due 2041 Transcontinental Gas PipeLine Company LLC	Dec. 31, 2012 $500 million (4%) due 2021 Williams Partners L.P.	Dec. 31, 2012 $750 million (3.35%) due 2022 Williams Partners L.P.	Aug. 31, 2012 $750 million (3.35%) due 2022 Williams Partners L.P.	Dec. 31, 2012 $400 million (4.45%) due 2042 Transcontinental Gas PipeLine Company LLC	Jul. 31, 2012 $400 million (4.45%) due 2042 Transcontinental Gas PipeLine Company LLC	Jul. 31, 2012 $325 million (8.875%) due 2012 Transcontinental Gas PipeLine Company LLC	Dec. 31, 2012 $325 million (8.875%) due 2012 Transcontinental Gas PipeLine Company LLC
Debt Instrument [Line Items]
Repayments of Unsecured Debt								$ 325
Debt Instrument, Interest Rate, Stated Percentage	5.40%	5.40%	4.00%	3.35%	3.35%	4.45%	4.45%	8.88%	8.88%
Debt Instrument, Face Amount		$ 375			$ 750		$ 400

Debt and Banking Arrangements (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 $375 million (5.4%) due 2041 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Dec. 31, 2011 $375 million (5.4%) due 2041 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Aug. 31, 2011 $375 million (5.4%) due 2041 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Dec. 31, 2012 $325 million (8.875%) due 2012 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Jul. 31, 2012 $325 million (8.875%) due 2012 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Dec. 31, 2011 $325 million (8.875%) due 2012 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Dec. 31, 2012 $200 million (6.4%) due 2016 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Dec. 31, 2011 $200 million (6.4%) due 2016 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Dec. 31, 2012 $250 million (6.05%) due 2018 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Dec. 31, 2011 $250 million (6.05%) due 2018 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Dec. 31, 2012 $8 million (7.08%) due 2026 Unsecured Debt Debentures Transcontinental Gas PipeLine Company LLC	Dec. 31, 2011 $8 million (7.08%) due 2026 Unsecured Debt Debentures Transcontinental Gas PipeLine Company LLC	Dec. 31, 2012 $200 million (7.25%) due 2026 Unsecured Debt Debentures Transcontinental Gas PipeLine Company LLC	Dec. 31, 2011 $200 million (7.25%) due 2026 Unsecured Debt Debentures Transcontinental Gas PipeLine Company LLC	Dec. 31, 2012 $175 million (7%) due 2016 Unsecured Debt Senior Notes Northwest Pipeline	Dec. 31, 2011 $175 million (7%) due 2016 Unsecured Debt Senior Notes Northwest Pipeline	Dec. 31, 2012 $185 million (5.95%) due 2017 Unsecured Debt Senior Notes Northwest Pipeline	Dec. 31, 2011 $185 million (5.95%) due 2017 Unsecured Debt Senior Notes Northwest Pipeline	Dec. 31, 2012 $250 million (6.05%) due 2018 Unsecured Debt Senior Notes Northwest Pipeline	Dec. 31, 2011 $250 million (6.05%) due 2018 Unsecured Debt Senior Notes Northwest Pipeline	Dec. 31, 2012 $85 million (7.125%) due 2025 Unsecured Debt Debentures Northwest Pipeline	Dec. 31, 2011 $85 million (7.125%) due 2025 Unsecured Debt Debentures Northwest Pipeline	Dec. 31, 2012 $750 million (3.8%) due 2015 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2011 $750 million (3.8%) due 2015 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2012 $600 million (7.25%) due 2017 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2011 $600 million (7.25%) due 2017 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2012 $1.5 billion (5.25%) due 2020 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2011 $1.5 billion (5.25%) due 2020 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2012 $600 million (4.125%) due 2020 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2011 $600 million (4.125%) due 2020 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2012 $500 million (4%) due 2021 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2011 $500 million (4%) due 2021 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2012 $1.25 billion (6.3%) due 2040 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2011 $1.25 billion (6.3%) due 2040 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2012 $750 million (3.35%) due 2022 Unsecured Debt Senior Notes Williams Partners L.P.	Aug. 31, 2012 $750 million (3.35%) due 2022 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2011 $750 million (3.35%) due 2022 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2012 $400 million (4.45%) due 2042 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Jul. 31, 2012 $400 million (4.45%) due 2042 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Dec. 31, 2011 $400 million (4.45%) due 2042 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC
Long-term Debt
Debt Instrument, Interest Rate, Stated Percentage			5.40%		5.40%	8.88%	8.88%		6.40%		6.05%		7.08%		7.25%		7.00%		5.95%		6.05%		7.13%		3.80%		7.25%		5.25%		4.13%		4.00%		6.30%		3.35%	3.35%		4.45%	4.45%
Debt Instrument, Principal Outstanding			$ 375	$ 375		$ 0		$ 325	$ 200	$ 200	$ 250	$ 250	$ 8	$ 8	$ 200	$ 200	$ 175	$ 175	$ 185	$ 185	$ 250	$ 250	$ 85	$ 85	$ 750	$ 750	$ 600	$ 600	$ 1,500	$ 1,500	$ 600	$ 600	$ 500	$ 500	$ 1,250	$ 1,250	$ 750		$ 0	$ 400		$ 0
Net Unamortized debt discount	(16)	(16)
Total Long-term debt, including current portion	8,437	7,237
Long-term debt due within one year	0	(324)
Long-term debt	$ 8,437	$ 6,913

Debt and Banking Arrangements (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt and Banking Arrangements [Abstract]
Cash payments for interest on debt (net of amounts capitalized)	$ 417	$ 398	$ 310
Long-term Debt, by Maturity [Abstract]
2013	0
2014	0
2015	750
2016	750
2017	$ 785

Debt and Banking Arrangements (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum annual rentals under noncancelable operating leases
2013	$ 39
2014	34
2015	32
2016	28
2017	25
Thereafter	136
Total	294
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense	45	37	34
Jicarilla Apache Nation [Member]
Operating Leased Assets [Line Items]
Future Minimum Annual Rental Payment Of Certain Significant Lease	$ 8

Partners' Capital (Details Textuals) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended		1 Months Ended	2 Months Ended	4 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 30, 2012	Apr. 10, 2012	Jun. 14, 2012	Aug. 13, 2012	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011 Gulfstream Natural Gas System, LLC [Member]	Feb. 17, 2012 Laser Acquisition [Member]	Apr. 27, 2012 Caiman Acquisition [Member]	Nov. 05, 2012 Geismar Acquisition [Member]	Dec. 31, 2012 Geismar Acquisition [Member]	Nov. 30, 2012 Geismar Acquisition [Member]	Feb. 28, 2012 Option on Securities [Member]	Apr. 26, 2012 Option on Securities [Member]	Aug. 20, 2012 Option on Securities [Member]	Dec. 31, 2012 Minimum quarterly distribution of $0.35	Dec. 31, 2012 Up to $0.4025	Dec. 31, 2012 Above $0.4025 up to $0.4375	Dec. 31, 2012 Above $0.4375 up to $0.5250	Dec. 31, 2012 Above $0.5250
Partners' Capital Notes [Abstract]
Percentage of units held by the public					30.00%	25.00%
Percentage of outstanding units voting as a single class to remove general partner					66.67%
Days after the end of each quarter to receive cash distributions					45 days
Incentive Distribution Target Amount Per Unit [Line Items]
Unitholders																98.00%	98.00%	85.00%	75.00%	50.00%
General Partner																2.00%	2.00%	15.00%	25.00%	50.00%
Statement [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			1.00%				24.50%					83.30%
Partners' Capital Account, Units, Acquisitions			238,050				632,584	7,531,381	11,779,296	42,778,812
Partners' Capital Account, Units, Sold in Public Offering	7,000,000	10,000,000		8,500,000									1,050,000	973,368	1,275,000
Equity Issuance, Per Share Amount	$ 62.81	$ 54.56		$ 51.43									$ 62.81	$ 54.56	$ 51.43
Partners' Capital Account, Units, Sold in Private Placement									16,360,133
Partners' Capital Account, Private Placement of Units									$ 1,000,000,000
Amount Of Qtrly Idr Waiver											$ 16,000,000

Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Additional disclosures:
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	$ 0	$ 0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0	0
Carrying Amount [Member]
Additional disclosures:
Notes receivable and other	11	10
Long-term debt, including current portion	(8,437)	(7,237)
Fair Value [Member]
Additional disclosures:
Notes receivable and other	10	10
Long-term debt, including current portion	(9,624)	(8,170)
Level 1 [Member]
Additional disclosures:
Notes receivable and other	2
Long-term debt, including current portion	0
Level 2 [Member]
Additional disclosures:
Notes receivable and other	8
Long-term debt, including current portion	(9,624)
Level 3 [Member]
Additional disclosures:
Notes receivable and other	0
Long-term debt, including current portion	0
Fair Value, Measurements, Recurring [Member] | Carrying Amount [Member]
Measured on a recurring basis:
ARO Trust investments	18	25
Fair Value, Measurements, Recurring [Member] | Carrying Amount [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets	5	1
Energy derivative liabilities	(1)
Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Measured on a recurring basis:
ARO Trust investments	18	25
Fair Value, Measurements, Recurring [Member] | Fair Value [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets	5	1
Energy derivative liabilities	(1)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Measured on a recurring basis:
ARO Trust investments	18	25
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets	0	1
Energy derivative liabilities	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Measured on a recurring basis:
ARO Trust investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets	0	0
Energy derivative liabilities	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Measured on a recurring basis:
ARO Trust investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets	5	0
Energy derivative liabilities	$ (1)

Derivative Instruments and Concentration of Credit Risk (Details 1) (Risk Management [Member], NGL & Petchem Services [Member], Not Designated as Hedging Instrument [Member])	Dec. 31, 2012 bbl
Central Hub Risk [Member]
Notional quantities of the net long (short) positions in commodity derivatives portfolio
Derivative, Nonmonetary Notional Amount	(185,000)
Basis Risk [Member]
Notional quantities of the net long (short) positions in commodity derivatives portfolio
Derivative, Nonmonetary Notional Amount	(38,256,000)

Derivative Instruments and Concentration of Credit Risk (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pre-tax gains and losses for energy commodity derivatives designated as cash flow hedges, as recognized in accumulated other comprehensive income (loss) (AOCI), product sales or product costs
Net gain (loss) recognized in other comprehensive income (loss) (effective portion)	$ 30	$ (18)
Net Gain (loss) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	$ 30	$ (18)

Derivative Instruments and Concentration of Credit Risk (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables by product or service	$ 562	$ 564
Sale of ngl And related products and svcs [member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables by product or service	393	404
Transportation of natural gas and related products [member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables by product or service	$ 169	$ 160

Derivative Instruments and Concentration of Credit Risk (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments And Concentration of Credit Risk (Textuals) [Abstract]
Customer accounted for ten percent of consolidated revenues	1	1	1
Consolidated revenue, major customer, percentage	14.00%	17.00%	15.00%

Contingent Liabilities (Details) (USD $)	Dec. 31, 2012
Contingent Liabilities [Line Items]
Accrued environmental loss liabilities	$ 17,000,000
Commitments For Construction And Acquisition Of Property Plant And Equipment	1,200,000,000
Environmental Protection Agency [Member]
Contingent Liabilities [Line Items]
Accrued environmental loss liabilities	10,000,000
Natural gas underground storage facilities [Member]
Contingent Liabilities [Line Items]
Accrued environmental loss liabilities	$ 7,000,000

Segment Disclosures (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation of segment revenues and segment profit (loss)
Total revenues	$ 7,320		$ 7,714		$ 6,459
Segment profit (loss)	1,812		2,035		1,666
Less equity earnings (losses)	111		142		109
General corporate expenses	(184)		(118)		(130)
Operating income	1,517		1,775		1,427
Other financial information:
Additions to long-lived assets	5,569		1,283		914
Depreciation and amortization	714		621		578
Total assets and investments by reporting segment
Total assets	19,709		14,672
Investments	1,800		1,383
Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	2,709		2,517		2,346
Segment revenues, Internal	0		0		0
Total revenues	2,709		2,517		2,346
Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	4,611		5,197		4,113
Segment revenues, Internal	0		0		0
Total revenues	4,611		5,197		4,113
Northeast G&P [Member]
Reconciliation of segment revenues and segment profit (loss)
Total revenues	170		49		2
Segment profit (loss)	(37)		23		0
Less equity earnings (losses)	(23)		(1)		4
Operating income	(14)		24		(4)
Other financial information:
Additions to long-lived assets	3,909	[1]	204		172
Depreciation and amortization	76		5		0
Total assets and investments by reporting segment
Total assets	4,745	[1]	669
Investments	511		291
Northeast G&P [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	168		49		2
Segment revenues, Internal	0		0		0
Total revenues	168		49		2
Northeast G&P [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	2		0		0
Segment revenues, Internal	0		0		0
Total revenues	2		0		0
Atlantic-Gulf [Member]
Reconciliation of segment revenues and segment profit (loss)
Total revenues	2,455		2,469		2,222
Segment profit (loss)	574		585		560
Less equity earnings (losses)	92		90		73
Operating income	482		495		487
Other financial information:
Additions to long-lived assets	1,002		650		442
Depreciation and amortization	381		365		345
Total assets and investments by reporting segment
Total assets	8,734		7,992
Investments	774		615
Atlantic-Gulf [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	1,371		1,332		1,259
Segment revenues, Internal	12		0		0
Total revenues	1,383		1,332		1,259
Atlantic-Gulf [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	709		606		586
Segment revenues, Internal	363		531		377
Total revenues	1,072		1,137		963
West [Member]
Reconciliation of segment revenues and segment profit (loss)
Total revenues	2,201		2,690		2,288
Segment profit (loss)	980		1,181		934
Less equity earnings (losses)	0		0		0
Operating income	980		1,181		934
Other financial information:
Additions to long-lived assets	360		301		262
Depreciation and amortization	234		236		219
Total assets and investments by reporting segment
Total assets	4,688		4,649
Investments	0		0
West [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	1,067		1,053		1,015
Segment revenues, Internal	5		4		4
Total revenues	1,072		1,057		1,019
West [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	40		11		51
Segment revenues, Internal	1,089		1,622		1,218
Total revenues	1,129		1,633		1,269
NGL & Petchem Services [Member]
Reconciliation of segment revenues and segment profit (loss)
Total revenues	4,221		4,719		3,551
Segment profit (loss)	295		246		172
Less equity earnings (losses)	42		53		32
Operating income	253		193		140
Other financial information:
Additions to long-lived assets	282		103		27
Depreciation and amortization	23		15		14
Total assets and investments by reporting segment
Total assets	1,500		1,229
Investments	515		477
NGL & Petchem Services [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	103		83		70
Segment revenues, Internal	0		0		0
Total revenues	103		83		70
NGL & Petchem Services [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	3,860		4,580		3,476
Segment revenues, Internal	258		56		5
Total revenues	4,118		4,636		3,481
Other corporate assets [Member]
Other financial information:
Additions to long-lived assets	16		25		11
Total assets and investments by reporting segment
Total assets	409		461
Investments	0		0
Eliminations [Member]
Reconciliation of segment revenues and segment profit (loss)
Total revenues	(1,727)		(2,213)		(1,604)
Segment profit (loss)	0		0		0
Less equity earnings (losses)	0		0		0
Operating income	0		0		0
Other financial information:
Depreciation and amortization	0		0		0
Total assets and investments by reporting segment
Total assets	(367)	[2]	(328)	[2]
Investments	0		0
Eliminations [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	0		0		0
Segment revenues, Internal	(17)		(4)		(4)
Total revenues	(17)		(4)		(4)
Eliminations [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	0		0		0
Segment revenues, Internal	(1,710)		(2,209)		(1,600)
Total revenues	(1,710)		(2,209)		(1,600)
Operating segments [Member]
Reconciliation of segment revenues and segment profit (loss)
Operating income	$ 1,701		$ 1,893		$ 1,557

[1]	2012 increased primarily due to the Caiman and Laser Acquisitions. (See Note 2.)
[2]	Eliminations primarily relate to the intercompany accounts receivable generated by our cash management program.

Subsequent Events (Unaudited) (Details) (USD $)	1 Months Ended	3 Months Ended														7 Months Ended	12 Months Ended				12 Months Ended	1 Months Ended	4 Months Ended		1 Months Ended		3 Months Ended	1 Months Ended
	Jan. 30, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Apr. 10, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Aug. 13, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 $2.4 billion unsecured credit facility	Dec. 31, 2012 Williams [Member]	Mar. 31, 2013 Subsequent Event [Member]	May 10, 2013 Subsequent Event [Member]	May 13, 2013 Subsequent Event [Member] $2.4 billion unsecured credit facility	Mar. 31, 2013 Subsequent Event [Member] Commercial Paper [Member]	May 13, 2013 Subsequent Event [Member] Commercial Paper [Member]	Apr. 01, 2013 Subsequent Event [Member] GulfstarOne [Member]	Mar. 31, 2013 Subsequent Event [Member] Williams [Member]
Partners' Capital Account, Units, Sale of Units [Abstract]
Partners' Capital Account, Units, Sale of Units																						14,250,000
Partners' Capital Account, Units, Sold in Private Placement																						3,000,000
Partners' Capital Account, Units, Sold in Public Offering	7,000,000					10,000,000										8,500,000						1,687,500
Proceeds from sales of common units																	$ 2,559,000,000	$ 0	$ 806,000,000			$ 760,000,000
Parent, limited partner ownership percentage																					68.00%							66.00%
Parent, general partner ownership percentage																	2.00%	2.00%	2.00%		2.00%							2.00%
Variable Interest Entity Disclosures [Abstract]
Proceeds from Partnership Contribution																	93,000,000	31,000,000	29,000,000								187,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																											49.00%
Duration Of Adjustment Period																											60 days
Distributions Made to Members or Limited Partners [Abstract]
Distribution Made to Member or Limited Partner, Distribution Date		Nov 9, 2012	Aug 10, 2012	May 11, 2012	Feb 10, 2012		Nov 11, 2011	Aug 12, 2011	May 13, 2011	Feb 11, 2011	Nov 12, 2010	Aug 13, 2010	May 14, 2010		Feb 12, 2010								May 10, 2013
Distribution Made to Member or Limited Partner, Distributions Paid, Per Unit		$ 0.8075	$ 0.7925	$ 0.7775	$ 0.7625		$ 0.7475	$ 0.7325	$ 0.7175	$ 0.7025	$ 0.6875	$ 0.6725	$ 0.6575		$ 0.635		$ 3.205	$ 2.96	$ 2.72				$ 0.8475
Cash distributions		394,000,000	373,000,000	362,000,000	311,000,000		294,000,000	286,000,000	276,000,000	268,000,000	250,000,000	221,000,000	155,000,000	[1]	34,000,000		1,440,000,000	1,124,000,000	660,000,000				473,000,000
Debt and Banking Arrangements [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity																									2,000,000,000
Debt Instrument Term																									397 days
Line of Credit Facility, Amount Outstanding																				$ 375,000,000				$ 630,000,000		$ 0

[1]	Distributions on the Class C units and the additional general partner units issued in connection with the closing of the February 2010 transaction where we acquired certain contributed entities, as well as the related IDR payments, were prorated to reflect the fact that they were not outstanding during the first full quarter period of 2010.